UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number

811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Carl G. Verboncoeur

Rydex Dynamic Funds

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the

Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-

CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the

Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid

Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

JUNE 30,  2007

RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

(Formerly, Dynamic S&P 500 Fund)

(Formerly, Dynamic Dow Fund)

S&P 500 2x STRATEGY FUND

DOW 2x STRATEGY FUND

INVERSE S&P 500 2x STRATEGY FUND

INVERSE DOW 2x STRATEGY FUND

(Formerly, Inverse Dynamic S&P 500 Fund)

(Formerly, Inverse Dynamic Dow Fund)

OTC 2x STRATEGY FUND

(Formerly, Dynamic OTC Fund)

(Formerly, Dynamic Russell 2000® Fund)

RUSSELL 2000® 2x STRATEGY FUND

(Formerly, Inverse Dynamic OTC Fund)

INVERSE OTC 2x STRATEGY FUND

INVERSE RUSSELL 2000® 2x STRATEGY FUND

(Formerly, Inverse Dynamic Russell 2000® Fund)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

4

ABOUT SHAREHOLDERS’ FUND EXPENSES

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

5

FUND PROFILES

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

8

SCHEDULES OF INVESTMENTS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

12

STATEMENTS OF ASSETS AND LIABILITIES

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

32

STATEMENTS OF OPERATIONS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

34

STATEMENTS OF CHANGES IN NET ASSETS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

36

FINANCIAL HIGHLIGHTS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

39

NOTES TO FINANCIAL STATEMENTS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

43

OTHER INFORMATION

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

54

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

55

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:

The U.S. economy showed unmistakable signs of slowing as GDP growth decelerated throughout the first half of 2007, hitting sub-1% pace by the end of the first quarter. Higher gas prices and the recession in the housing and auto sectors put the brakes on economic growth.

Despite the economic slowdown and the accompanying slowdown in corporate earnings, stocks rallied with major market averages gaining between 6% and 8%. Two major factors came into play, helping stock prices during the first half of the year. First, although corporate earnings are slowing, they are slowing less than anticipated. The major factor boosting stock prices, however, was the continuing explosion in global liquidity. Put simply, with many emerging economies growing at breathtaking rates, the global economy is generating wealth at an unprecedented rate. Wealth created from exports, trade, energy production and distribution is being augmented by massive foreign exchange reserves, money supply growth and corporate earnings. Private equity investment, leveraged buyouts and merger and acquisition activity are all at or near record levels as the global liquidity wave continues to find its way into stock prices. As a result, just as earnings have started to slow, stock price multiples have started to expand. Until now, the nearly three and a half year rally in stock prices has been entirely earnings driven, with price/earnings multiples actually contracting as earnings growth outstripped stock price gains.

Sector level performance indicated that investor flows continue to go to those parts of the market that are highly leveraged to the global growth theme. Energy, Materials, Industrials and Technology—all sectors that benefit from rapid global growth—were the strongest performers for the first half of the year. The laggards—Financials and Consumer Discretionary stocks—highlighted that investors were concerned about the threat from rising interest rates as well as pressures on consumer spending from higher gas prices.

Interest rates did, in fact, rise in the first half as inflation worries increased on the back of rising commodity prices and labor costs. Also pushing long-term rates higher was an increase in global interest rates as central banks in both developed and developing economies raised rates in a bid to forestall inflationary pressures. Long-term rates moved up, short-term rates moved down and the yield curve resumed its positive slope.

International equity markets performed well, reflecting many of the trends outlined above. Emerging market stocks continued to power ahead, generating double-digit returns in the process. While we remain constructive on the outlook for economic growth in the emerging markets, we are concerned about the outlook for emerging market stocks. In a nutshell, many exchanges in the developing markets are taking on bubble characteristics with stock market speculation running rampant.

That brings us to the other defining characteristic of the first half of the year—the heightened awareness of risk. This was most evident in the global pull-back in stock prices in late February and early May. That shock, which had its origins in overseas markets, has now been augmented by the widespread use of sub prime mortgage debt in the hedge fund community.

We think it is a relatively safe bet that the U.S. economy will accelerate from Q1’s sub-1% pace. Moreover,

the massive wealth being generated by the global economy is not going away, and there is no reason to doubt that some of that liquidity will continue to find its way into U.S. stock markets. Putting it all together, the general pressure on stock prices is to the upside, and current valuation multiples provide some limited room for that to take place. Even so, perceptions of risk have increased, so we would not be surprised to see pullbacks along the way—perhaps unsettling ones.

We appreciate the trust you have placed in our firm’s quality and integrity by investing with us.

Sincerely,

David C. Reilly, CFA

Director, Portfolio Strategies

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6%

gain and an expectation that the fund will rise by 9%. On the same day, the fund’s net asset value (“NAV”)

increases from $10.00 to $10.90 for a gain of 9.0%—in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls

9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

Index

Index

Fund

Fund

Level

Performance

Expectation

Fund NAV

Performance

Assessment

Start

100

$10.00

Day 1

106

6.00%

9.00%

$10.90

9.00%

In line

Day 2

99

-6.60%

-9.90%

$

9.82

-9.90%

In line

Cumulative

-1.00%

-1.50%

-1.80%

-0.30%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs,

including sales charges (loads) on purchase payments, reinvested dividends, or other distributions;

redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2006 and ending June 30, 2007.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an

$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account val-

ues and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange

Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return.

Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical exam-

ples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

Beginning

Ending

Expenses

Expense

Account Value

Account Value

Paid During

Ratio†

December 31, 2006

June 30, 2007

Period*

Table 1. Based on actual Fund return

S&P 500 2x Strategy Fund

A-Class

1.70%

$1,000.00

$1,097.90

$

8.84

C-Class

2.46%

1,000.00

1,093.90

12.77

H-Class

1.70%

1,000.00

1,097.90

8.84

Inverse S&P 500 2x Strategy Fund

A-Class

1.70%

1,000.00

920.00

8.09

C-Class

2.45%

1,000.00

916.20

11.64

H-Class

1.71%

1,000.00

920.00

8.14

OTC 2x Strategy Fund

A-Class

1.71%

1,000.00

1,169.90

9.20

C-Class

2.46%

1,000.00

1,166.00

13.21

H-Class

1.71%

1,000.00

1,170.40

9.20

Inverse OTC 2x Strategy Fund

A-Class

1.71%

1,000.00

856.60

7.87

C-Class

2.46%

1,000.00

852.80

11.30

H-Class

1.71%

1,000.00

856.50

7.87

Dow 2x Strategy Fund

A-Class

1.74%

1,000.00

1,131.50

9.20

C-Class

2.47%

1,000.00

1,127.10

13.03

H-Class

1.73%

1,000.00

1,131.70

9.14

Inverse Dow 2x Strategy Fund

A-Class

1.70%

1,000.00

891.50

7.97

C-Class

2.45%

1,000.00

888.40

11.47

H-Class

1.70%

1,000.00

891.70

7.97

Russell 2000® 2x Strategy Fund

A-Class

1.72%

1,000.00

1,083.60

8.89

C-Class

2.45%

1,000.00

1,079.00

12.63

H-Class

1.70%

1,000.00

1,083.60

8.78

Inverse Russell 2000® 2x Strategy Fund

A-Class

1.70%

1,000.00

911.40

8.06

C-Class

2.44%

1,000.00

908.00

11.54

H-Class

1.71%

1,000.00

911.40

8.10

6

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

Beginning

Ending

Expenses

Expense

Account Value

Account Value

Paid During

Ratio†

December 31, 2006

June 30, 2007

Period*

Table 2. Based on hypothetical 5% return

S&P 500 2x Strategy Fund

A-Class

1.70%

$1,000.00

$1,016.26

$

8.53

C-Class

2.46%

1,000.00

1,012.44

12.35

H-Class

1.70%

1,000.00

1,016.26

8.53

Inverse S&P 500 2x Strategy Fund

A-Class

1.70%

1,000.00

1,016.26

8.53

C-Class

2.45%

1,000.00

1,012.49

12.30

H-Class

1.71%

1,000.00

1,016.21

8.58

OTC 2x Strategy Fund

A-Class

1.71%

1,000.00

1,016.21

8.58

C-Class

2.46%

1,000.00

1,012.44

12.35

H-Class

1.71%

1,000.00

1,016.21

8.58

Inverse OTC 2x Strategy Fund

A-Class

1.71%

1,000.00

1,016.21

8.58

C-Class

2.46%

1,000.00

1,012.44

12.35

H-Class

1.71%

1,000.00

1,016.21

8.58

Dow 2x Strategy Fund

A-Class

1.74%

1,000.00

1,016.06

8.74

C-Class

2.47%

1,000.00

1,012.39

12.40

H-Class

1.73%

1,000.00

1,016.11

8.69

Inverse Dow 2x Strategy Fund

A-Class

1.70%

1,000.00

1,016.26

8.53

C-Class

2.45%

1,000.00

1,012.49

12.30

H-Class

1.70%

1,000.00

1,016.26

8.53

Russell 2000® 2x Strategy Fund

A-Class

1.72%

1,000.00

1,016.16

8.64

C-Class

2.45%

1,000.00

1,012.49

12.30

H-Class

1.70%

1,000.00

1,016.26

8.53

Inverse Russell 2000® 2x Strategy Fund

A-Class

1.70%

1,000.00

1,016.26

8.53

C-Class

2.44%

1,000.00

1,012.54

12.25

H-Class

1.71%

1,000.00

1,016.21

8.58

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the

†

Annualized

number of days in the most recent fiscal half-year, then divided by 365.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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7

FUND PROFILES (Unaudited)

S&P 500 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

200%

September 1, 2004

C-Class

November 27, 2000

H-Class

May 19, 2000

150%

Equity Index Swap

Ten Largest Holdings (% of Total Net Assets)

Agreements

Exxon Mobil Corp.

2.9%

General Electric Co.

2.4%

100%

Futures Contracts

Consumer Staples

AT&T, Inc.

1.6%

Consumer Discretionary

Citigroup, Inc.

1.5%

Consumer Staples

Energy

Consumer Discretionary

Microsoft Corp.

1.5%

Energy

Industrials

50%

Industrials

Bank of America Corp.

1.3%

Health Care

Procter & Gamble Co.

1.2%

Health Care

Information Technology

Chevron Corp.

1.1%

Information Technology

Financials

Financials

Other

Pfizer, Inc.

1.1%

0%

Johnson & Johnson, Inc.

1.1%

Other

S&P 500 2x Strategy Fund

S&P 500 Index

Top Ten Total

15.7%

“Ten Largest Holdings” exclude any temporary

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes cash or derivative investments.

any temporary cash investments.

INVERSE S&P 500 2x STRATEGY FUND

OBJECTIVE:

To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the S&P 500 Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

100%

Consumer Staples

Consumer Discretionary

A-Class

September 1, 2004

C-Class

March 7, 2001

Energy

Industrials

H-Class

May 19, 2000

50%

Health Care

The Fund invests principally in derivative instruments

Financials

Information Technology

0%

Futures Contracts

Other

such as equity index swap agreements, futures

Short Sales

contracts, and options on index futures.

-50%

-100%

Swap Agreements

Equity Index

Short Sales

-150%

-200%

Inverse S&P 500 2x

S&P 500 Index

Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

8

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

OTC 2x STRATEGY FUND

OBJECTIVE:

To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Nasdaq 100 Index® .

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

September 1, 2004

200%

C-Class

November 20, 2000

Swap Agreements

Equity Index

H-Class

May 24, 2000

150%

Ten Largest Holdings (% of Total Net Assets)

Apple Computer, Inc.

6.7%

Microsoft Corp.

4.4%

Health Care

100%

Futures Contracts

Qualcomm, Inc.

3.9%

Google, Inc. — Class A

3.3%

Health Care

Cisco Systems, Inc.

2.7%

Consumer Discretionary

Consumer Discretionary

Intel Corp.

2.2%

50%

Technology

Information

Information Technology

Oracle Corp.

1.9%

Comcast Corp. — Class A

1.8%

Research In Motion Ltd.

0%

Other

Other

1.7%

OTC 2x Strategy Fund

Nasdaq 100 Index

Gilead Sciences, Inc.

1.6%

Top Ten Total

30.2%

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes

“Ten Largest Holdings” exclude any temporary

any temporary cash investments.

cash or derivative investments.

INVERSE OTC 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Nasdaq 100 Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

100%

Health Care

A-Class

September 1, 2004

Consumer Discretionary

C-Class

March 8, 2001

50%

Information

H-Class

May 23, 2000

Technology

The Fund invests principally in derivative instruments

such as equity index swap agreements, futures

0%

Futures Contracts Short Sales

contracts, and options on index futures.

Other

-50%

Equity Index

Short Sales

100%

Swap Agreements

150%

200%

Inverse OTC 2x

Nasdaq 100 Index

Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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9

FUND PROFILES (Unaudited) (continued)

DOW 2x STRATEGY FUND

OBJECTIVE:

To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

200%

September 1, 2004

C-Class

February 20, 2004

Equity Index Swap

H-Class

February 20, 2004

Agreements

Materials

150%

Ten Largest Holdings (% of Total Net Assets)

Energy

International Business Machines Corp.

5.1%

Futures Contracts

Telecommunication Services

Boeing Co.

4.7%

100%

3M Co.

4.2%

Exxon Mobil Corp.

4.1%

Consumer Discretionary

Health Care

Health Care

Consumer Discretionary

Caterpillar, Inc.

3.8%

50%

Financials

Financials

Information Technology

Information Technology

United Technologies Corp.

3.4%

Altria Group, Inc.

3.4%

American International Group, Inc.

3.4%

Consumer Staples

Industrials

Consumer Staples

Other

Industrials

Johnson & Johnson, Inc.

3.0%

0%

Dow 2x Strategy Fund

Dow Jones Industrial

Procter & Gamble Co.

3.0%

Top Ten Total

Average Index

38.1%

“Ten Largest Holdings” exclude any temporary

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes cash or derivative investments.

any temporary cash investments.

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the Dow Jones Industrial Average Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

September 1, 2004

100%

Energy

Telecommunication Services

Materials

Health Care

C-Class

February 20, 2004

Consumer Discretionary

H-Class

February 20, 2004

Information Technology

50%

Financials

The Fund invests principally in derivative instru-

Consumer Staples

0%

futures contracts, and options on index futures.

Industrials

ments such as equity index swap agreements,

Short Sales

Futures Contracts

-50%

-100%

Agreements Short Sales

Equity Index Swap

-150%

-200%

Inverse Dow 2x

Dow Jones Industrial

Strategy Fund

Average Index

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

10

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (concluded)

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

200%

200%

A-Class

May 31, 2006

C-Class

May 31, 2006

Equity Index

H-Class

Swap Agreements

May 31, 2006

150%

150%

Ten Largest Holdings (% of Total Net Assets)

Flir Systems, Inc.

0.3%

Energy

Chipotle Mexican Grill, Inc.

0.3%

100%

100%

Arris Group, Inc.

0.3%

Futures Contracts

Health Care

PetroHawk Energy Corp.

0.3%

Health Care

Industrials

SVB Financial Group

0.3%

50%

50%

Consumer Discretionary

Information Technology

Industrials

Consumer Discretionary

Polycom, Inc.

0.2%

Mariner Energy, Inc.

Information Technology

0.2%

Financials

Financials

Bucyrus International, Inc. — Class A

0.2%

Other

Other

0%

0%

Aspen Insurance Holdings Ltd.

0.2%

Russell 2000® 2x

Russell 2000® Index

Jack in the Box, Inc.

0.2%

Strategy Fund

Top Ten Total

2.5%

“Ten Largest Holdings” exclude any temporary

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes cash or derivative investments.

any temporary cash investments.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the Russell 2000® Index.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class

May 31, 2006

100%

Energy

Health Care

Industrials

C-Class

May 31, 2006

50%

Consumer Discretionary

H-Class

May 31, 2006

Financials

The Fund invests principally in derivative instru-

Information Technology

0%

Other

ments such as equity index swap agreements,

futures contracts, and options on index futures.

-50%

Short Sales

Futures Contracts

100%

150%

Equity Index Swap

Agreements Short Sales

200%

Inverse Russell 2000®

Russell 2000® Index

2x Strategy Fund

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2007

S&P 500 2x STRATEGY FUND

VALUE

VALUE

MARKET

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

COMMON STOCKS 80.8%

Genworth Financial, Inc. —

Class A†

9,350 $

321,640

FINANCIALS 16.8%

Moody’s Corp.

5,140

319,708

Citigroup, Inc.

110,510 $

5,668,058

Vornado Realty Trust†

2,910

319,634

Bank of America Corp.

99,140

4,846,955

T. Rowe Price Group, Inc.†

5,930

307,708

J.P. Morgan Chase & Co.

76,320

3,697,704

KeyCorp

8,760

300,731

American International Group, Inc.

51,980

3,640,159

Ameriprise Financial, Inc.

4,710

299,415

Wells Fargo & Co.

74,610

2,624,034

Equity Residential†

6,490

296,139

Wachovia Corp.

42,750

2,190,937

Legg Mason, Inc.†

2,930

288,253

Goldman Sachs Group, Inc.

9,130

1,978,927

General Growth Properties, Inc.

5,430

287,518

Morgan Stanley

23,550

1,975,374

Marshall & Ilsley Corp.†

5,790

275,778

Merrill Lynch & Co., Inc.†

19,450

1,625,631

Boston Properties, Inc.†

2,660

271,666

American Express Co.

26,550

1,624,329

Northern Trust Corp.

4,220

271,093

Fannie Mae

21,740

1,420,274

Host Hotels & Resorts, Inc.†

11,670

269,810

U.S. Bancorp†

38,840

1,279,778

Archstone-Smith Trust

4,470

264,222

MetLife, Inc.

16,570

1,068,434

Aon Corp.†

5,880

250,547

Prudential Financial, Inc.

10,450

1,016,053

CIT Group, Inc.

4,290

235,221

Lehman Brothers Holdings, Inc.†

12,137

904,449

Synovus Financial Corp.

7,300

224,110

Freddie Mac

14,780

897,146

E*Trade Financial Corp.*

9,540

210,739

Washington Mutual, Inc.†

19,860

846,830

Public Storage, Inc.†

2,740

210,487

Travelers Cos, Inc.

14,830

793,405

Comerica, Inc.†

3,480

206,956

Allstate Corp.†

12,170

748,577

Compass Bancshares, Inc.

2,940

202,801

Capital One Financial Corp.†

9,240

724,786

UnumProvident Corp.†

7,660

200,003

Bank of New York Co., Inc.*

16,890

699,922

KIMCO Realty Corp.†

5,060

192,634

Hartford Financial Services Group,

AvalonBay Communities, Inc.†

1,600

190,208

Inc.

7,080

697,451

Zions Bancorporation

2,465

189,583

SunTrust Banks, Inc.†

7,970

683,348

Huntington Bancshares, Inc.†

8,090

183,967

State Street Corp.

8,790

601,236

MBIA, Inc.†

2,920

181,682

PNC Financial Services Group, Inc.

7,710

551,882

M&T Bank Corp.

1,690

180,661

SLM Corp.

9,190

529,160

Ambac Financial Group, Inc.†

2,040

177,868

Regions Financial Corp.

15,740

520,994

Sovereign Bancorp, Inc.

8,070

170,600

Loews Corp.

9,960

507,761

Cincinnati Financial Corp.†

3,830

166,222

AFLAC, Inc.

9,800

503,720

Plum Creek Timber Co., Inc. (REIT)†

3,950

164,557

BB&T Corp.†

12,120

493,042

Commerce Bancorp, Inc.†

4,280

158,317

Fifth Third Bancorp†

12,290

488,773

CB Richard Ellis Group, Inc. —

Franklin Resources, Inc.†

3,680

487,490

Class A*

4,190

152,935

Chubb Corp.

8,960

485,094

SAFECO Corp.†

2,370

147,556

Countrywide Financial Corp.†

13,260

482,001

Developers Diversified Realty

Simon Property Group, Inc.†

4,990

464,270

Corp.†

2,790

147,061

Charles Schwab Corp.

22,610

463,957

Torchmark Corp.

2,140

143,380

Lincoln National Corp.†

6,050

429,247

Hudson City Bancorp, Inc.†

10,820

132,220

National City Corp.†

12,870

428,828

Assurant, Inc.

1,990

117,251

Chicago Mercantile Exchange

Janus Capital Group, Inc.†

4,140

115,258

Holdings, Inc.

800

427,488

First Horizon National Corp.†

2,810

109,590

Mellon Financial Corp.

9,300

409,200

MGIC Investment Corp.†

1,850

105,191

ACE Ltd.

6,520

407,630

Apartment Investment & Management

Progressive Corp.

16,450

393,648

Co. — Class A†

1,950

98,319

Marsh & McLennan Cos., Inc.†

12,410

383,221

Federated Investors, Inc. — Class B

1,980

75,893

Bear Stearns Cos., Inc.

2,660

372,400

Total Financials

61,643,149

XL Capital Ltd.†

4,150

349,803

Principal Financial Group, Inc.

5,980

348,574

ProLogis†

5,730

326,037

12

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2007

S&P 500 2x STRATEGY FUND

MARKET

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

VALUE

VALUE

INFORMATION TECHNOLOGY 12.4%

VeriSign, Inc.*

5,480 $

173,880

Microsoft Corp.

188,080 $

5,542,718

Advanced Micro Devices, Inc.*†

11,030

157,729

Cisco Systems, Inc.*

135,640

3,777,574

Altera Corp.†

7,110

157,344

International Business Machines

Avaya, Inc.*

9,010

151,728

Corp.†

30,520

3,212,230

BMC Software, Inc.*

4,560

138,168

Intel Corp.

129,800

3,084,048

Citrix Systems, Inc.*†

4,030

135,690

Hewlett-Packard Co.

58,510

2,610,716

LSI Logic Corp.*†

17,210

129,247

Google, Inc. — Class A*

4,870

2,548,861

Affiliated Computer Services, Inc. —

Apple Computer, Inc.*

17,330

2,114,953

Class A*

1,990

112,873

Oracle Corp.*

88,440

1,743,152

Tellabs, Inc.*

9,780

105,233

Qualcomm, Inc.

37,240

1,615,844

Lexmark International, Inc.*

2,120

104,537

Dell, Inc.*

50,750

1,448,912

Molex, Inc.

3,180

95,432

Texas Instruments, Inc.

32,030

1,205,289

Jabil Circuit, Inc.

4,000

88,280

Motorola, Inc.

51,710

915,267

Novellus Systems, Inc.*†

2,820

80,003

Corning, Inc.*†

35,130

897,571

Compuware Corp.*

6,730

79,818

EMC Corp.*

46,880

848,528

Teradyne, Inc.*†

4,240

74,539

eBay, Inc.*

25,290

813,832

Solectron Corp.*

20,200

74,336

Yahoo!, Inc.*

27,020

733,053

Convergys Corp.*

3,060

74,174

First Data Corp.

16,850

550,489

Unisys Corp.*

7,770

71,018

Applied Materials, Inc.†

27,690

550,200

Ciena Corp.*†

1,910

69,008

Automatic Data Processing, Inc.

11,080

537,048

JDS Uniphase Corp.*†

4,719

63,376

Adobe Systems, Inc.*

11,780

472,967

Tektronix, Inc.

1,820

61,407

Sun Microsystems, Inc.*

79,760

419,538

Novell, Inc.*

7,780

60,606

Symantec Corp.*

20,130

406,626

QLogic Corp.*†

3,550

59,108

Xerox Corp.*

20,940

386,971

Total Information Technology

45,384,758

Western Union Co.†

17,260

359,526

Nvidia Corp.*

8,110

335,024

HEALTH CARE 9.4%

Electronic Arts, Inc.*

6,930

327,928

Pfizer, Inc.

156,790

4,009,120

Juniper Networks, Inc.*†

Johnson & Johnson, Inc.

64,710

3,987,430

12,650

318,400

Electronic Data Systems Corp.

11,360

315,013

Merck & Co., Inc.

48,420

2,411,316

MEMC Electronic Materials, Inc.*

5,010

306,211

Wyeth

30,050

1,723,067

Agilent Technologies, Inc.*

7,930

304,829

Abbott Laboratories

30,860

1,652,553

Broadcom Corp. — Class A*†

UnitedHealth Group, Inc.

29,940

1,531,132

10,400

304,200

Paychex, Inc.†

7,590

296,921

Bristol-Myers Squibb Co.†

43,970

1,387,693

Medtronic, Inc.†

SanDisk Corp.*

5,100

249,594

25,720

1,333,839

Analog Devices, Inc.†

Amgen, Inc.*†

23,230

1,284,387

6,550

246,542

Network Appliance, Inc.*

8,290

242,068

Eli Lilly & Co.

22,040

1,231,595

Cognizant Technology Solutions

WellPoint, Inc.*

13,710

1,094,469

Schering-Plough Corp.

33,280

1,013,043

Corp. — Class A*

3,210

241,039

Maxim Integrated Products, Inc.

Baxter International, Inc.

14,550

819,747

7,160

239,216

Gilead Sciences, Inc.*

20,860

808,742

CA, Inc.

9,190

237,378

KLA-Tencor Corp.†

4,290

235,736

Cardinal Health, Inc.

8,590

606,798

Aetna, Inc.

10,350

511,290

Intuit, Inc.*

7,650

230,112

Medco Health Solutions, Inc.*

6,260

488,217

Computer Sciences Corp.*

3,870

228,911

Thermo Fisher Scientific, Inc.*†

9,430

487,720

Autodesk, Inc.*

4,630

217,980

Fiserv, Inc.*

3,760

213,568

Celgene Corp.*†

8,490

486,732

Zimmer Holdings, Inc.*

5,290

449,068

Micron Technology, Inc.*†

16,900

211,757

NCR Corp.*

4,020

211,211

Stryker Corp.†

6,670

420,810

Linear Technology Corp.†

5,670

205,141

Becton, Dickinson & Co.

5,470

407,515

Boston Scientific Corp.*

26,509

406,648

Fidelity National Information Services,

Inc.

3,650

198,122

McKesson Corp.

6,600

393,624

Xilinx, Inc.†

6,660

178,288

Genzyme Corp.*†

5,870

378,028

National Semiconductor Corp.†

6,230

176,122

Allergan, Inc.

6,160

355,062

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2007

S&P 500 2x STRATEGY FUND

VALUE

MARKET

VALUE

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Biogen Idec, Inc.*

6,330 $

338,655

Waste Management, Inc.

11,560 $

451,418

CIGNA Corp.

6,430

335,775

CSX Corp.

9,770

440,432

Forest Laboratories, Inc.*

7,100

324,115

Danaher Corp.†

5,310

400,905

St. Jude Medical, Inc.*†

7,560

313,664

Precision Castparts Corp.†

3,080

373,789

Express Scripts, Inc.*

6,080

304,061

Ingersoll-Rand Co. — Class A

6,740

369,487

Biomet, Inc.

5,480

250,546

Textron, Inc.

2,800

308,308

Humana, Inc.*

3,750

228,412

Eaton Corp.†

3,280

305,040

Laboratory Corporation of

ITT Industries, Inc.

4,060

277,217

America Holdings*†

2,630

205,824

L-3 Communications Holdings, Inc.

2,790

271,718

Coventry Health Care, Inc.*

3,490

201,198

Rockwell Collins, Inc.

3,740

264,194

C.R. Bard, Inc.

2,310

190,875

Southwest Airlines Co.†

17,450

260,179

AmerisourceBergen Corp.

3,830

189,470

Parker Hannifin Corp.†

2,590

253,587

Quest Diagnostics, Inc.†

3,530

182,325

Rockwell Automation, Inc.

3,530

245,123

IMS Health, Inc.

4,390

141,051

Masco Corp.†

8,440

240,287

Hospira, Inc.*

3,480

135,859

Cummins, Inc.

2,330

235,819

Waters Corp.*

2,260

134,154

Dover Corp.

4,570

233,755

Barr Pharmaceuticals, Inc.*

2,450

123,064

Cooper Industries Ltd. — Class A

4,090

233,498

Varian Medical Systems, Inc.*

2,840

120,728

Pitney Bowes, Inc.

4,910

229,886

Patterson Cos., Inc.*†

3,110

115,910

Fluor Corp.

1,970

219,399

Applera Corp. - Applied

RR Donnelley & Sons Co.

4,920

214,069

Biosystems Group

3,680

112,387

American Standard Cos., Inc.

3,520

207,610

King Pharmaceuticals, Inc.*

5,440

111,302

CH Robinson Worldwide, Inc.

3,820

200,626

Manor Care, Inc.

1,630

106,423

Terex Corp.*

2,300

186,990

Mylan Laboratories, Inc.†

5,550

100,955

Goodrich Corp.

2,790

166,172

Millipore Corp.*†

1,210

90,859

W.W. Grainger, Inc.

1,580

147,019

Bausch & Lomb, Inc.

1,210

84,022

Equifax, Inc.

3,250

144,365

Watson Pharmaceuticals, Inc.*

2,290

74,494

Robert Half International, Inc.

3,710

135,415

PerkinElmer, Inc.

2,670

69,580

Pall Corp.

2,740

126,013

Tenet Healthcare Corp.*†

10,570

68,811

Avery Dennison Corp.†

1,840

122,323

Total Health Care

34,334,164

Monster Worldwide, Inc.*†

2,910

119,601

INDUSTRIALS 9.3%

Cintas Corp.†

3,010

118,684

General Electric Co.

229,840

8,798,275

Allied Waste Industries, Inc.*

5,710

76,857

United Parcel Service, Inc. —

Ryder System, Inc.†

1,360

73,168

Class B

23,660

1,727,180

Total Industrials

34,046,409

Boeing Co.

17,590

1,691,454

ENERGY 8.8%

United Technologies Corp.

22,210

1,575,355

Exxon Mobil Corp.

125,850

10,556,298

Tyco International Ltd.*

44,290

1,496,559

Chevron Corp.†

48,020

4,045,205

3M Co.†

16,090

1,396,451

ConocoPhillips

36,510

2,866,035

Caterpillar, Inc.

14,310

1,120,473

Schlumberger Ltd.†

26,330

2,236,470

Honeywell International, Inc.

17,420

980,398

Occidental Petroleum Corp.†

18,620

1,077,725

Emerson Electric Co.

17,770

831,636

Marathon Oil Corp.

15,330

919,187

FedEx Corp.†

6,880

763,474

Valero Energy Corp.

12,260

905,523

Lockheed Martin Corp.

7,930

746,451

Devon Energy Corp.

9,930

777,420

General Dynamics Corp.

9,040

707,109

Halliburton Co.

20,420

704,490

Union Pacific Corp.

6,050

696,657

Transocean, Inc.*

6,430

681,451

Burlington Northern Santa Fe Corp.

7,960

677,714

Baker Hughes, Inc.

7,160

602,371

Deere & Co.†

5,020

606,115

Apache Corp.

6,640

541,758

Northrop Grumman Corp.

7,710

600,378

XTO Energy, Inc.

8,560

514,456

Raytheon Co.

9,910

534,050

Anadarko Petroleum Corp.

9,300

483,507

Illinois Tool Works, Inc.†

9,210

499,090

Williams Cos., Inc.

13,380

423,076

Paccar, Inc.†

5,550

483,072

Weatherford International Ltd.*†

7,530

415,957

Norfolk Southern Corp.

8,780

461,565

National-Oilwell Varco, Inc.*†

3,960

412,790

14

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2007

S&P 500 2x STRATEGY FUND

MARKET

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

VALUE

VALUE

EOG Resources, Inc.†

5,460 $

398,908

Sears Holdings Corp.*

1,840 $

311,880

Spectra Energy Corp.

14,120

366,555

International Game Technology,

Hess Corp.

6,100

359,656

Inc.†

7,430

294,971

Chesapeake Energy Corp.†

9,150

316,590

Hilton Hotels Corp.†

8,700

291,189

Noble Corp.

2,990

291,585

Gannett Co., Inc.†

5,240

287,938

Peabody Energy Corp.†

5,920

286,410

Fortune Brands, Inc.†

3,410

280,882

El Paso Corp.

15,640

269,477

TJX Cos., Inc.

10,160

279,400

Smith International, Inc.†

4,480

262,707

Nordstrom, Inc.†

5,010

256,111

Murphy Oil Corp.

4,210

250,242

The Gap, Inc.

11,850

226,335

Sunoco, Inc.†

2,710

215,933

Mattel, Inc.†

8,780

222,046

Nabors Industries Ltd.*†

6,290

209,960

Bed Bath & Beyond, Inc.*†

6,120

220,259

ENSCO International, Inc.

3,330

203,163

Limited Brands, Inc.†

7,640

209,718

Consol Energy, Inc.

4,070

187,668

Whirlpool Corp.†

1,760

195,712

BJ Services Co.†

6,550

186,282

Genuine Parts Co.

3,800

188,480

Rowan Cos., Inc.

2,470

101,221

Office Depot, Inc.*

6,180

187,254

Total Energy

32,070,076

Newell Rubbermaid, Inc.

6,230

183,349

CONSUMER DISCRETIONARY 8.3%

VF Corp.†

1,990

182,244

Comcast Corp. — Class A*†

69,530

1,955,183

Eastman Kodak Co.†

6,420

178,669

Time Warner, Inc.

84,570

1,779,353

Harman International Industries,

Home Depot, Inc.

44,110

1,735,728

Inc.

1,450

169,360

The Walt Disney Co.†

44,270

1,511,378

IAC/InterActiveCorp*†

4,880

168,897

McDonald’s Corp.

26,670

1,353,769

H&R Block, Inc.†

7,210

168,498

Target Corp.

19,020

1,209,672

Apollo Group, Inc. — Class A*

2,800

163,604

News Corp. — Class A

52,030

1,103,556

Sherwin-Williams Co.

2,450

162,851

Lowe’s Cos., Inc.

33,620

1,031,798

Tiffany & Co.†

3,060

162,364

Viacom, Inc. — Class B*

15,400

641,102

Goodyear Tire & Rubber Co.*†

4,610

160,244

CBS Corp.

16,370

545,448

Dollar General Corp.

7,040

154,317

McGraw-Hill Cos., Inc.†

7,670

522,174

Wyndham Worldwide Corp.*

4,070

147,578

Kohl’s Corp.*

7,210

512,126

AutoZone, Inc.*†

1,070

146,183

Johnson Controls, Inc.†

4,410

510,546

Darden Restaurants, Inc.

3,160

139,008

Nike, Inc. — Class B

8,470

493,716

Polo Ralph Lauren Corp.†

1,370

134,411

Carnival Corp.

9,880

481,848

Black & Decker Corp.†

1,470

129,816

General Motors Corp.†

12,640

477,792

Abercrombie & Fitch Co. —

Starbucks Corp.*†

16,550

434,272

Class A

1,770

129,175

Amazon.com, Inc.*†

6,230

426,194

D.R. Horton, Inc.†

6,100

121,573

Best Buy Co., Inc.†

9,040

421,897

Interpublic Group of Cos., Inc.*†

10,482

119,495

Clear Channel Communications,

Family Dollar Stores, Inc.

3,370

115,658

Inc.

11,090

419,424

Lennar Corp. — Class A†

3,110

113,702

Macy’s, Inc.

10,270

408,541

Stanley Works†

1,860

112,902

DIRECTV Group, Inc.*

17,220

397,954

Hasbro, Inc.†

3,560

111,820

Ford Motor Co.†

42,000

395,640

Centex Corp.†

2,670

107,067

Coach, Inc.*

8,290

392,863

Pulte Homes, Inc.†

4,750

106,637

Omnicom Group, Inc.

7,380

390,550

RadioShack Corp.†

3,030

100,414

Yum! Brands, Inc.

11,700

382,824

Liz Claiborne, Inc.†

2,340

87,282

Staples, Inc.

15,980

379,205

Leggett & Platt, Inc.†

3,950

87,097

J.C. Penney Co., Inc.

5,020

363,348

EW Scripps Co. — Class A†

1,860

84,983

Harrah’s Entertainment, Inc.

4,170

355,534

Dow Jones & Co., Inc.

1,460

83,877

Harley-Davidson, Inc.

5,760

343,354

New York Times Co. — Class A†

3,220

81,788

Starwood Hotels & Resorts

Big Lots, Inc.*†

2,450

72,079

Worldwide, Inc.

4,810

322,607

Wendy’s International, Inc.

1,950

71,662

Marriott International, Inc. —

Jones Apparel Group, Inc.

2,430

68,647

Class A

7,340

317,382

AutoNation, Inc.*†

3,030

67,993

KB HOME

1,710

67,323

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2007

S&P 500 2x STRATEGY FUND

VALUE

VALUE

MARKET

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

OfficeMax, Inc.

1,680 $

66,024

TELECOMMUNICATION SERVICES 3.0%

Brunswick Corp.†

2,020

65,913

AT&T, Inc.

137,740 $

5,716,210

Snap-On, Inc.

1,290

65,158

Verizon Communications, Inc.

64,860

2,670,286

Tribune Co.

1,890

55,566

Sprint Nextel Corp.†

64,650

1,338,901

Meredith Corp.

870

53,592

Alltel Corp.†

6,920

467,446

Dillard’s, Inc. — Class A†

1,360

48,865

Qwest Communications

Circuit City Stores, Inc.

3,090

46,597

International, Inc.*†

34,700

336,590

Total Consumer Discretionary

30,333,235

Embarq Corp.

3,380

214,191

CONSUMER STAPLES 7.5%

Windstream Corp.

10,650

157,194

Procter & Gamble Co.

70,340

4,304,105

CenturyTel, Inc.

2,450

120,172

Altria Group, Inc.

46,990

3,295,879

Citizens Communications Co.

7,650

116,816

Wal-Mart Stores, Inc.

54,160

2,605,638

Total Telecommunication Services

11,137,806

PepsiCo, Inc.

36,390

2,359,891

UTILITIES 2.8%

Coca-Cola Co.

44,890

2,348,196

Exelon Corp.

15,020

1,090,452

Kraft Foods, Inc.

35,840

1,263,360

TXU Corp.

10,402

700,055

CVS Corp.

34,481

1,256,832

Dominion Resources, Inc.

7,830

675,807

Walgreen Co.

22,360

973,554

Southern Co.†

16,800

576,072

Anheuser-Busch Cos., Inc.

16,970

885,155

FPL Group, Inc.†

9,080

515,199

Colgate-Palmolive Co.

11,420

740,587

Duke Energy Corp.

28,130

514,779

Kimberly-Clark Corp.†

10,190

681,609

Public Service Enterprise Group,

Costco Wholesale Corp.†

9,980

584,030

Inc.

5,650

495,957

Sysco Corp.†

13,810

455,592

Entergy Corp.

4,410

473,413

General Mills, Inc.

7,740

452,171

FirstEnergy Corp.

6,810

440,811

Kroger Co.

15,810

444,735

Edison International†

7,280

408,554

Archer-Daniels-Midland Co.†

13,080

432,817

PPL Corp.

8,600

402,394

H.J. Heinz Co.

7,260

344,632

American Electric Power Co., Inc.

7,990

359,870

Safeway, Inc.†

9,860

335,536

PG&E Corp.

7,860

356,058

Avon Products, Inc.

8,790

323,032

Constellation Energy Group, Inc.

4,030

351,295

ConAgra Foods, Inc.

11,130

298,952

Sempra Energy†

5,890

348,865

Kellogg Co.

5,600

290,024

AES Corp.*

13,380

292,754

Sara Lee Corp.

16,410

285,534

Consolidated Edison, Inc.†

6,040

272,525

WM Wrigley Jr Co.†

4,820

266,594

Progress Energy, Inc.†

5,680

258,951

Reynolds American, Inc.†

3,820

249,064

Questar Corp.

3,850

203,473

SUPERVALU, Inc.

4,640

214,925

Ameren Corp.†

4,130

202,411

Clorox Co.

3,390

210,519

Allegheny Energy, Inc.*

3,700

191,438

Hershey Co.†

3,830

193,875

DTE Energy Co.†

3,930

189,505

UST, Inc.†

3,580

192,282

Xcel Energy, Inc.†

9,140

187,096

Campbell Soup Co.

4,850

188,228

KeySpan Corp.†

3,920

164,562

Coca-Cola Enterprises, Inc.†

6,230

149,520

NiSource, Inc.†

6,120

126,745

Tyson Foods, Inc. — Class A

5,650

130,176

CenterPoint Energy, Inc.†

7,170

124,758

Brown-Forman Corp. — Class B

1,760

128,621

Pinnacle West Capital Corp.

2,240

89,264

Whole Foods Market, Inc.†

3,160

121,028

CMS Energy Corp.

5,010

86,172

Estee Lauder Cos., Inc. — Class A

2,630

119,691

Integrys Energy Group, Inc.

1,690

85,734

McCormick & Co., Inc.†

2,900

110,722

Dynegy, Inc.*

8,980

84,771

Constellation Brands, Inc. —

TECO Energy, Inc.†

4,680

80,402

Class A*†

4,320

104,890

Nicor, Inc.†

1,010

43,349

Pepsi Bottling Group, Inc.

2,940

99,019

Total Utilities

10,393,491

Molson Coors Brewing Co. —

Class B†

1,060

98,008

Dean Foods Co.

2,900

92,423

Total Consumer Staples

27,631,446

16

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2007

S&P 500 2x STRATEGY FUND

MARKET

MARKET

SHARES

(NOTE 1)

AMOUNT

(NOTE 1)

VALUE

FACE

VALUE

MATERIALS 2.5%

SECURITIES LENDING COLLATERAL 7.3%

E.I. du Pont de Nemours and Co.

20,630 $

1,048,829

Investment in Securities Lending Short Term

Dow Chemical Co.

21,300

941,886

Investment Portfolio Held by

Monsanto Co.

12,140

819,936

U.S. Bank (Note 8)

$26,818,933

$  26,818,933

Alcoa, Inc.

17,420

706,033

Freeport-McMoRan Copper & Gold,

Total Securities Lending Collateral

Inc. — Class B

(Cost $26,818,933)

26,818,933

8,390

694,860

Praxair, Inc.

7,120

512,569

Total Investments 106.0%

Nucor Corp.†

6,740

395,301

(Cost $287,862,844)

$388,335,312

Newmont Mining Corp.†

10,070

393,334

Liabilities in Excess of

Weyerhaeuser Co.†

4,820

380,443

Other Assets – (6.0)%

$ (22,004,898)

International Paper Co.†

9,730

379,956

Net Assets – 100.0%

$366,330,414

Air Products & Chemicals, Inc.

4,340

348,806

United States Steel Corp.†

2,640

287,100

UNREALIZED

PPG Industries, Inc.

3,670

279,324

CONTRACTS

(NOTE 1)

GAIN (LOSS)

Vulcan Materials Co.†

2,130

243,970

Allegheny Technologies, Inc.

September 2007 S&P 500 Index

2,050

215,004

FUTURES CONTRACTS PURCHASED

Rohm & Haas Co.

3,180

173,882

Ecolab, Inc.†

3,910

166,957

Mini Futures Contracts

MeadWestvaco Corp.†

4,120

145,518

(Aggregate Market Value

Temple-Inland, Inc.

2,360

145,211

of Contracts $102,271,063)

1,349

$

453,302

Sigma-Aldrich Corp.

2,930

125,023

Ball Corp.

2,280

121,228

UNITS

Eastman Chemical Co.†

1,880

120,940

EQUITY INDEX SWAP AGREEMENTS

Sealed Air Corp.

3,610

111,982

Pactiv Corp.*

2,910

September 2007 S&P 500 Index

92,800

International Flavors & Fragrances,

Swap, Terminating 09/28/07**

Inc.

1,730

90,202

(Notional Market Value

Bemis Co.

2,340

77,641

$234,402,553)

155,920

$

(401,103)

Ashland, Inc.

1,120

71,624

September 2007 S&P 500 Index

Swap, Terminating 09/14/07**

Hercules, Inc.*

2,600

51,090

(Notional Market Value

Total Materials

9,141,449

$100,589,250)

66,910

(967,271)

Total Common Stocks

(Total Notional Market

(Cost $195,643,515)

296,115,983

Value $334,991,803)

$

(1,368,374)

AMOUNT

FACE

REPURCHASE AGREEMENTS 17.9%

Repurchase Agreement (Note 5)

UBS Financial Services, Inc.

issued 06/29/07 at 4.29%

due 07/02/07

$54,823,120

54,823,120

Lehman Brothers Holdings, Inc.

issued 06/29/07 at 4.15%

due 07/02/07††

10,577,276

10,577,276

Total Repurchase Agreements

(Cost $65,400,396)

65,400,396

**

Price Return based on S&P 500 Index +/- financing at a variable rate.

*

Non-Income Producing Security.

†

All or a portion of this security is on loan at June 30, 2007 — See Note 8.

REIT—Real Estate Investment Trust.

††

All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

See Notes to Financial Statements.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2007

INVERSE S&P 500 2x STRATEGY FUND

MARKET

FACE

UNREALIZED

AMOUNT

VALUE

GAIN

(NOTE 1)

CONTRACTS

(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 52.3%

FUTURES CONTRACTS SOLD SHORT

Fannie Mae*

September 2007 S&P 500 Index

5.14% due 07/25/07

$25,000,000

$

24,917,903

Mini Futures Contracts

5.14% due 08/08/07

25,000,000

24,867,930

(Aggregate Market Value

Federal Farm Credit Bank*

of Contracts $152,610,563)

2,013

$

1,279,344

5.11% due 09/07/07

25,000,000

24,762,243

Federal Home Loan Bank*

UNITS

5.10% due 07/05/07

25,000,000

24,989,375

EQUITY INDEX SWAP AGREEMENTS

Freddie Mac*

SOLD SHORT

5.15% due 09/07/07

25,000,000

24,760,615

September 2007 S&P 500 Index

Total Federal Agency Discount Notes

Swap, Terminating 09/14/07**

(Cost $124,298,066)

124,298,066

(Notional Market Value

CONTRACTS

$65,075,184)

43,287

$

756,867

September 2007 S&P 500 Index

OPTIONS PURCHASED 0.0%

Swap, Terminating 09/28/07**

Call Options on:

(Notional Market Value

December 2007 S&P 500

$259,781,419)

172,802

443,692

Index Futures Contracts

(Total Notional Market

Expiring December 2007 with

Value $324,856,603)

$

1,200,559

strike price of 1900††

450

—

Total Options Purchased

(Cost $18,697)

—

FACE

AMOUNT

REPURCHASE AGREEMENTS 43.8%

Repurchase Agreement (Note 5)

Credit Suisse Group

issued 06/29/07 at 4.45%

due 07/02/07†

$39,205,947

39,205,947

UBS Financial Services, Inc.

issued 06/29/07 at 4.29%

due 07/02/07

59,002,295

59,002,295

Lehman Brothers Holdings, Inc.

issued 06/29/07 at 4.15%

due 07/02/07†

6,054,980

6,054,980

Total Repurchase Agreements

(Cost $104,263,222)

104,263,222

Total Investments 96.1%

(Cost $228,579,985)

$228,561,288

Other Assets in Excess

of Liabilities – 3.9%

$

9,318,032

Net Assets – 100.0%

$237,879,320

U.S. Government.

*

The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the

†

**

Price Return based on S&P 500 Index +/- financing at a variable rate.

††

Security is fair valued.

All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

18

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2007

OTC 2x STRATEGY FUND

MARKET

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

VALUE

VALUE

COMMON STOCKS 74.1%

Logitech International SA*†

32,460 $

856,619

CheckFree Corp.*†

15,289

614,618

INFORMATION TECHNOLOGY 46.6%

Tellabs, Inc.*

45,498

489,558

Apple Computer, Inc.*

220,004 $

26,849,288

Microsoft Corp.

Total Information Technology

187,958,975

600,410

17,694,083

CONSUMER DISCRETIONARY 11.7%

Qualcomm, Inc.

366,582

15,905,993

Comcast Corp. — Class A*†

264,153

Google, Inc. — Class A*

25,680

13,440,398

7,427,982

Cisco Systems, Inc.*

Sears Holdings Corp.*

29,080

4,929,060

395,542

11,015,845

Starbucks Corp.*†

187,820

4,928,397

Intel Corp.

370,998

8,814,913

Oracle Corp.*

390,890

7,704,442

Amazon.com, Inc.*†

49,610

3,393,820

Research In Motion Ltd.*

Garmin Ltd.†

36,584

2,706,119

33,921

6,783,861

eBay, Inc.*

Bed Bath & Beyond, Inc.*†

67,960

2,445,880

185,490

5,969,068

Liberty Media Corp - Interactive*

109,297

2,440,602

Dell, Inc.*

152,385

4,350,592

Adobe Systems, Inc.*

105,091

4,219,404

Staples, Inc.

87,610

2,078,985

IAC/InterActiveCorp*†

54,524

1,887,076

Symantec Corp.*†

171,810

3,470,562

Yahoo!, Inc.*†

117,800

3,195,914

Apollo Group, Inc. — Class A*†

31,943

1,866,430

Maxim Integrated Products, Inc.

81,938

2,737,549

Wynn Resorts Ltd.†

20,270

1,818,016

EchoStar Communications Corp.*†

39,223

1,701,102

Electronic Arts, Inc.*

57,257

2,709,401

Nvidia Corp.*

Expedia, Inc.*†

54,638

1,600,347

64,986

2,684,572

Applied Materials, Inc.†

130,330

2,589,657

Virgin Media, Inc.

65,144

1,587,559

Paychex, Inc.†

66,068

Liberty Global, Inc. — Class A*†

35,370

1,451,585

2,584,580

Discovery Holding Co. — Class A*

43,436

998,594

KLA-Tencor Corp.†

42,350

2,327,133

Intuit, Inc.*

Lamar Advertising Co. — Class A†

14,470

908,137

77,360

2,326,989

Broadcom Corp. — Class A*†

77,900

2,278,575

Sirius Satellite Radio, Inc.*†

288,722

871,940

Linear Technology Corp.†

61,870

2,238,457

Petsmart, Inc.†

24,573

797,394

Fiserv, Inc.*

38,360

2,178,848

Ross Stores, Inc.†

24,950

768,460

Autodesk, Inc.*

XM Satellite Radio Holdings, Inc.*†

57,561

677,493

Total Consumer Discretionary

43,931

2,068,271

Network Appliance, Inc.*

70,750

2,065,900

47,284,978

Altera Corp.†

91,070

2,015,379

HEALTH CARE 9.7%

Xilinx, Inc.†

72,060

1,929,046

Gilead Sciences, Inc.*

167,702

6,501,807

Cognizant Technology Solutions

Amgen, Inc.*

98,560

5,449,382

Corp. — Class A*

25,547

1,918,324

Teva Pharmaceutical Industries

SanDisk Corp.*†

38,177

1,868,382

Ltd. — SP ADR†

110,400

4,554,000

Marvell Technology Group Ltd.*†

101,830

1,854,324

Celgene Corp.*†

68,686

3,937,768

Juniper Networks, Inc.*†

67,872

1,708,338

Genzyme Corp.*†

60,355

3,886,862

Sun Microsystems, Inc.*

283,210

1,489,685

Biogen Idec, Inc.*

68,019

3,639,017

Akamai Technologies, Inc.*†

28,824

1,401,999

Biomet, Inc.

60,298

2,756,825

VeriSign, Inc.*†

41,756

1,324,918

Express Scripts, Inc.*

44,332

2,217,043

Citrix Systems, Inc.*†

39,123

1,317,271

DENTSPLY International, Inc.

26,588

1,017,257

6,833

Lam Research Corp.*†

25,440

1,307,616

Amylin Pharmaceuticals, Inc.*†

23,120

951,619

Flextronics International Ltd.*†

120,413

1,300,460

Intuitive Surgical, Inc.*

948,215

CDW Corp.*

15,063

1,279,903

Cephalon, Inc.*†

11,760

945,386

Microchip Technology, Inc.†

33,104

1,226,172

Patterson Cos., Inc.*†

24,326

906,630

Cadence Design Systems, Inc.*†

53,180

1,167,833

Sepracor, Inc.*†

18,850

773,227

Infosys Technologies Ltd. —

Vertex Pharmaceuticals, Inc.*

24,976

713,315

SP ADR†

20,297

1,022,563

Total Health Care

39,198,353

Telefonaktiebolaget LM Ericsson —

INDUSTRIALS 3.4%

SP ADR†

24,220

966,136

Check Point Software Technologies

Paccar, Inc.†

50,770

4,419,021

Ltd.*†

40,647

927,158

CH Robinson Worldwide, Inc.

30,500

1,601,860

Expeditors International Washington,

BEA Systems, Inc.*†

66,265

907,168

Inc.†

Activision, Inc.*

46,128

861,210

38,160

1,576,008

Cintas Corp.†

34,710

1,368,615

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

19

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2007

OTC 2x STRATEGY FUND

VALUE

FACE

VALUE

MARKET

MARKET

SHARES

(NOTE 1)

AMOUNT

(NOTE 1)

Joy Global, Inc.†

19,450 $

1,134,518

SECURITIES LENDING COLLATERAL 11.1%

Fastenal Co.†

26,337

1,102,467

Investment in Securities Lending Short Term

Monster Worldwide, Inc.*†

24,350

1,000,785

Investment Portfolio Held by

UAL Corp.*

19,764

802,221

U.S. Bank (Note 8)

$44,594,958

$

44,594,958

Ryanair Holdings PLC — SP ADR*†

21,195

800,111

Total Securities Lending Collateral

Total Industrials

13,805,606

(Cost $44,594,958)

44,594,958

TELECOMMUNICATION SERVICES 1.4%

Total Investments 95.5%

NII Holdings, Inc. — Class B*

28,993

2,340,895

(Cost $253,743,665)

$385,321,274

Millicom International Cellular SA*†

17,788

1,630,092

Other Assets in Excess

Level 3 Communications, Inc.*†

271,961

1,590,972

of Liabilities – 4.5%

$  18,173,817

Total Telecommunication Services

5,561,959

Net Assets – 100.0%

$403,495,091

CONSUMER STAPLES 0.9%

Costco Wholesale Corp.†

42,900

2,510,508

UNREALIZED

Whole Foods Market, Inc.†

25,275

968,033

CONTRACTS

(NOTE 1)

GAIN (LOSS)

FUTURES CONTRACTS PURCHASED

Total Consumer Staples

3,478,541

MATERIALS 0.2%

Sigma-Aldrich Corp.

23,000

981,410

September 2007 Nasdaq 100 Index

Mini Futures Contracts

Total Materials

981,410

(Aggregate Market Value

ENERGY 0.2%

of Contracts $311,200,890)

7,953

Patterson-UTI Energy, Inc.†

28,860

756,421

$

2,704,293

Total Energy

756,421

Total Common Stocks

UNITS

(Cost $167,448,634)

299,026,243

EQUITY INDEX SWAP AGREEMENTS

FACE

September 2007 Nasdaq 100 Index

AMOUNT

Swap, Maturing 09/28/07**

REPURCHASE AGREEMENTS 10.3%

(Notional Market Value

Repurchase Agreement (Note 5)

$182,543,426)

94,382

$

189,415

UBS Financial Services, Inc.

September 2007 Nasdaq 100 Index

Swap, Maturing 09/14/07**

issued 06/29/07 at 4.29%

(Notional Market Value

due 07/02/07

$40,637,457

40,637,457

$15,500,125)

8,014

(25,520)

Lehman Brothers Holdings, Inc.

(Total Notional Market

issued 06/29/07 at 4.15%

Value $198,043,551)

$

163,895

due 07/02/07††

1,062,616

1,062,616

Total Repurchase Agreements

(Cost $41,700,073)

41,700,073

**

Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

*

Non-Income Producing Security.

††

All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

†

All or a portion of this security is on loan at June 30, 2007 — See Note 8.

ADR — American Depository Receipt.

20

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2007

INVERSE OTC 2x STRATEGY FUND

MARKET

FACE

UNREALIZED

AMOUNT

VALUE

LOSS

(NOTE 1)

CONTRACTS

(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 71.4%

FUTURES CONTRACTS SOLD SHORT

Federal Home Loan Bank*

September 2007 Nasdaq 100 Index

5.10% due 07/05/07

$25,000,000

$

24,989,375

Mini Futures Contracts

5.11% due 07/06/07

25,000,000

24,985,805

(Aggregate Market Value

5.10% due 08/03/07

25,000,000

24,886,667

of Contracts $130,185,510)

3,327

$

(178,580)

Freddie Mac*

5.12% due 07/31/07

50,000,000

49,793,778

5.13% due 08/27/07

50,000,000

49,601,000

UNITS

5.14% due 09/10/07

50,000,000

49,500,278

EQUITY INDEX SWAP AGREEMENTS

Total Federal Agency Discount Notes

SOLD SHORT

(Cost $223,756,903)

Swap, Terminating 09/28/07**

223,756,903

September 2007 Nasdaq 100 Index

CONTRACTS

(Notional Market Value

OPTIONS PURCHASED 0.0%

$255,520,257)

132,113

$

(239,811)

Call Options on:

September 2007 Nasdaq 100 Index

December 2007 Nasdaq 100

Swap, Terminating 09/14/07**

Index Futures Contracts

(Notional Market Value

Expiring December 2007

$246,485,405)

127,442

(356,769)

with strike price of 2800††

800

—

(Total Notional Market

Total Options Purchased

Value $502,005,662)

$

(596,580)

(Cost $27,240)

—

AMOUNT

FACE

REPURCHASE AGREEMENTS 27.8%

Repurchase Agreement (Note 5)

Credit Suisse Group

issued 06/29/07 at 4.45%

due 07/02/07†

$36,713,231

36,713,231

UBS Financial Services, Inc.

issued 06/29/07 at 4.29%

due 07/02/07

24,654,755

24,654,755

Lehman Brothers Holdings, Inc.

issued 06/29/07 at 4.15%

due 07/02/07†

25,812,346

25,812,346

Total Repurchase Agreements

(Cost $87,180,332)

87,180,332

Total Investments 99.2%

(Cost $310,964,475)

$310,937,235

Other Assets in Excess

of Liabilities – 0.8%

$

2,659,901

Net Assets – 100.0%

$313,597,136

U.S. Government.

*

The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the

†

**

Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

††

Security is fair valued.

All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2007

DOW 2x STRATEGY FUND

VALUE

VALUE

MARKET

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

COMMON STOCKS 79.8%

TELECOMMUNICATION SERVICES 4.0%

AT&T, Inc.

28,663

$

1,189,515

INDUSTRIALS 20.7%

Verizon Communications, Inc.†

28,665

1,180,138

Boeing Co.

28,670

$

2,756,907

Total Telecommunication Services

2,369,653

3M Co.†

28,670

2,488,269

Total Common Stocks

Caterpillar, Inc.

28,670

2,244,861

(Cost $38,949,905)

47,288,573

United Technologies Corp.

28,666

2,033,279

AMOUNT

Honeywell International, Inc.†

28,670

1,613,548

FACE

General Electric Co.

28,670

1,097,488

Total Industrials

12,234,352

REPURCHASE AGREEMENTS 15.6%

CONSUMER STAPLES 11.2%

Repurchase Agreement (Note 5)

Altria Group, Inc.

28,670

2,010,914

UBS Financial Services, Inc.

Procter & Gamble Co.

28,670

1,754,317

issued 06/29/07 at 4.29%

Coca-Cola Co.

28,670

1,499,728

due 07/02/07

$6,914,866

6,914,866

Wal-Mart Stores, Inc.

28,667

1,379,169

Lehman Brothers Holdings, Inc.

Total Consumer Staples

6,644,128

issued 06/29/07 at 4.15%

FINANCIALS 11.2%

due 07/02/07††

2,326,274

2,326,274

American International Group, Inc.

28,664

2,007,340

Total Repurchase Agreements

American Express Co.

28,668

1,753,908

(Cost $9,241,140)

9,241,140

Citigroup, Inc.

28,670

1,470,485

SECURITIES LENDING COLLATERAL 7.9%

J.P. Morgan Chase & Co.

28,667

1,388,916

Total Financials

6,620,649

Investment in Securities Lending Short Term

INFORMATION TECHNOLOGY 9.8%

Investment Portfolio Held by

U.S. Bank (Note 8)

4,675,002

4,675,002

International Business Machines

Corp.†

28,664

3,016,886

Total Securities Lending Collateral

Hewlett-Packard Co.

28,670

1,279,255

(Cost $4,675,002)

4,675,002

Total Investments 103.3%

Microsoft Corp.

28,670

844,905

Intel Corp.

(Cost $52,866,047)

$ 61,204,715

Liabilities in Excess of

28,670

681,199

Total Information Technology

5,822,245

CONSUMER DISCRETIONARY 7.8%

Other Assets – (3.3)%

$  (1,949,976)

McDonald’s Corp.

28,670

1,455,289

Net Assets – 100.0%

$ 59,254,739

Home Depot, Inc.

28,667

1,128,046

UNREALIZED

General Motors Corp.†

28,670

1,083,726

LOSS

The Walt Disney Co.†

28,668

978,726

CONTRACTS

(NOTE 1)

Total Consumer Discretionary

4,645,787

FUTURES CONTRACTS PURCHASED

HEALTH CARE 6.6%

September 2007 Dow Jones

Johnson & Johnson, Inc.

28,670

1,766,645

Industrial Average Index

Merck & Co., Inc.

28,670

1,427,766

Mini Futures Contracts

Pfizer, Inc.

28,670

733,092

(Aggregate Market Value

Total Health Care

3,927,503

of Contracts $49,410,000)

732

$

(86,847)

MATERIALS 4.4%

UNITS

E.I. du Pont de Nemours and Co.

28,670

1,457,583

Alcoa, Inc.

28,666

1,161,833

EQUITY INDEX SWAP AGREEMENT

Total Materials

2,619,416

September 2007 Dow Jones

ENERGY 4.1%

Industrial Average Index

Swap, Terminating 09/14/07*

Exxon Mobil Corp.

28,670

2,404,840

Total Energy

2,404,840

(Notional Market Value

$23,224,279)

1,732

$

(171,307)

*

†

All or a portion of this security is on loan at June 30, 2007 — See Note 8.

Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

††

All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

22

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2007

INVERSE DOW 2x STRATEGY FUND

FACE

VALUE

MARKET

AMOUNT

(NOTE 1)

REPURCHASE AGREEMENTS 100.4%

Repurchase Agreement (Note 5)

UBS Financial Services, Inc.

issued 06/29/07 at 4.29%

due 07/02/07

$53,791,968

$

53,791,968

Lehman Brothers Holdings, Inc.

issued 06/29/07 at 4.15%

due 07/02/07†

9,082,655

9,082,655

Total Repurchase Agreements

(Cost $62,874,623)

62,874,623

Total Investments 100.4%

(Cost $62,874,623)

$

62,874,623

Liabilities in Excess of

Other Assets – (0.4)%

$

(279,491)

Net Assets – 100.0%

$  62,595,132

UNREALIZED

CONTRACTS

GAIN

(NOTE 1)

FUTURES CONTRACTS SOLD SHORT

September 2007 Dow Jones

Industrial Average Index

Mini Futures Contracts

(Aggregate Market Value

of Contracts $35,032,500)

519

$

432,579

UNITS

EQUITY INDEX SWAP AGREEMENT

SOLD SHORT

September 2007 Dow Jones

Industrial Average Index

Swap, Terminating 09/14/07*

(Notional Market Value

$90,315,612)

6,736

$

813,892

†

All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

*

Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2007

RUSSELL 2000® 2x STRATEGY FUND

VALUE

MARKET

VALUE

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

COMMON STOCKS 71.3%

Stifel Financial Corp.*†

1,410 $

83,035

First Bancorp Puerto Rico†

7,480

82,205

FINANCIALS 14.6%

MCG Capital Corp.

5,090

81,542

SVB Financial Group*

3,000 $

159,330

MB Financial Corp.†

2,270

78,860

Aspen Insurance Holdings Ltd.

5,470

153,543

Acadia Realty Trust

2,970

77,072

Apollo Investment Corp.†

6,750

145,260

Waddell & Reed Financial, Inc. —

First Community Bancorp

2,446

139,936

Class A

2,840

73,868

Chittenden Corp.†

3,910

136,654

Piper Jaffray Cos., Inc.*†

1,320

73,564

Cathay General Bancorp†

4,065

136,340

Sterling Bancshares, Inc.

6,440

72,836

UCBH Holdings, Inc.†

7,070

129,169

Deerfield Triarc Capital Corp.†

4,956

72,506

Prosperity Bancshares, Inc.†

3,900

127,764

Advance America Cash Advance

Platinum Underwriters Holdings

Centers, Inc.

4,060

72,024

Ltd.

3,670

127,532

Portfolio Recovery Associates, Inc.†

1,200

72,024

UMB Financial Corp.

3,390

124,989

First Industrial Realty Trust, Inc.†

1,840

71,318

Realty Income Corp.†

4,870

122,675

NorthStar Realty Finance Corp.

5,680

71,057

Assured Guaranty Ltd.

4,140

122,378

Infinity Property & Casualty Corp.

1,400

71,022

Downey Financial Corp.†

1,841

121,469

Highwoods Properties, Inc.†

1,870

70,125

Phoenix Cos., Inc.

8,050

120,830

National Penn Bancshares, Inc.

4,200

70,056

DiamondRock Hospitality Co.†

6,136

117,075

TierOne Corp.

2,270

68,327

LaSalle Hotel Properties

2,650

115,063

Equity Inns, Inc.

3,026

67,782

Nationwide Health Properties, Inc.†

4,230

115,056

Texas Capital Bancshares, Inc.*

3,020

67,497

Delphi Financial Group, Inc. —

Flagstar Bancorp, Inc.†

5,599

67,468

Class A

2,739

114,545

Equity One, Inc.

2,640

67,452

LandAmerica Financial Group, Inc.

1,170

112,893

Alabama National Bancorporation

1,060

65,550

NewAlliance Bancshares, Inc.†

7,450

109,664

Federal Agricultural Mortgage Corp.

1,908

65,292

Post Properties, Inc.

2,090

108,952

Extra Space Storage, Inc.†

3,940

65,010

Max Capital Group Ltd.

3,830

108,389

National Retail Properties, Inc.

2,910

63,613

First Midwest Bancorp, Inc.

3,050

108,306

Gramercy Capital Corp.

2,230

61,414

South Financial Group, Inc.

4,770

107,993

FPIC Insurance Group, Inc.*†

1,490

60,747

Potlatch Corp.†

2,450

105,473

Eastgroup Properties, Inc.†

1,370

60,033

Sterling Financial Corp.†

3,640

105,342

ProAssurance Corp.*†

1,075

59,845

Pennsylvania Real Estate Investment

Navigators Group, Inc.*

1,110

59,829

Trust†

2,350

104,176

World Acceptance Corp.*

1,400

59,822

Zenith National Insurance Corp.

2,200

103,598

Ares Capital Corp.

3,520

59,312

Boston Private Financial Holdings,

City Holding Co.

1,500

57,495

Inc.†

3,666

98,505

Community Bancorp*†

2,028

56,743

First Niagara Financial Group, Inc.†

7,440

97,464

GFI Group, Inc.*†

780

56,534

Strategic Hotel Capital, Inc.

4,267

95,965

Centennial Bank Holdings, Inc.*

6,590

55,817

Redwood Trust, Inc.

1,950

94,341

Anthracite Capital, Inc.†

4,768

55,786

Senior Housing Properties Trust†

4,606

93,732

Sunstone Hotel Investors, Inc.

1,940

55,077

Central Pacific Financial Corp.

2,829

93,385

MFA Mortgage Investments, Inc.

7,490

54,527

FelCor Lodging Trust, Inc.

3,550

92,407

International Bancshares Corp.

2,090

53,546

Alexandria Real Estate Equities,

Meadowbrook Insurance Group Co.,

Inc.†

945

91,495

Inc.*

4,760

52,170

BioMed Realty Trust, Inc.†

3,640

91,437

Healthcare Realty Trust, Inc.†

1,870

51,949

Newcastle Investment Corp.†

3,600

90,252

RAIT Investment Trust

1,950

50,739

Greater Bay Bancorp

3,220

89,645

Medical Properties Trust, Inc.†

3,783

50,049

Odyssey Re Holdings Corp.

2,090

89,640

Tower Group, Inc.†

1,560

49,764

RLI Corp.

1,600

89,520

Washington Real Estate Investment

Advanta Corp.

2,823

87,908

Trust†

1,460

49,640

FNB Corp.†

5,220

87,383

Brookline Bancorp, Inc.

4,300

49,493

Ashford Hospitality Trust, Inc.†

7,370

86,671

FirstFed Financial Corp.*†

870

49,355

Entertainment Properties Trust†

1,608

86,478

Wintrust Financial Corp.†

1,090

47,797

Horace Mann Educators Corp.

3,976

84,450

American Physicians Capital, Inc.*

1,180

47,790

Signature Bank*†

2,470

84,227

Omega Healthcare Investors, Inc.

2,990

47,332

24

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2007

RUSSELL 2000® 2x STRATEGY FUND

MARKET

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

VALUE

VALUE

Western Alliance Bancor, Inc.*†

1,570 $

46,865

TIBCO Software, Inc.*†

9,640 $

87,242

Bank Mutual Corp.†

4,020

46,351

Informatica Corp.*†

5,800

85,666

Pinnacle Financial Partners, Inc.*†

1,550

45,508

Entegris, Inc.*

7,100

84,348

Provident Bankshares Corp.

1,380

45,236

L-1 Identity Solutions, Inc.*†

4,020

82,209

Preferred Bank

1,100

44,000

Authorize.Net Holdings, Inc.*

4,594

82,187

Pico Holdings, Inc.*†

1,000

43,260

Atheros Communications, Inc.*†

2,620

80,801

Asta Funding, Inc.†

1,120

43,042

Andrew Corp.*

5,500

79,420

Glacier Bancorp, Inc.

2,060

41,921

Aspen Technology, Inc.*†

5,644

79,016

MarketAxess Holdings, Inc.*

2,320

41,737

Interdigital Communications Corp.*

2,450

78,816

Digital Realty Trust, Inc.

1,100

41,448

DealerTrack Holdings, Inc.*

2,110

77,732

Arbor Realty Trust, Inc.

1,588

40,986

United Online, Inc.

4,690

77,338

Inland Real Estate Corp.†

2,410

40,922

Parametric Technology Corp.*

3,520

76,067

American Campus Communities,

Blue Coat Systems, Inc.*

1,519

75,221

Inc.

1,436

40,624

Rofin-Sinar Technologies, Inc.*†

1,090

75,210

Columbia Banking Systems, Inc.

1,380

40,365

Technitrol, Inc.

2,580

73,969

Crystal River Capital, Inc.

1,560

37,877

Sykes Enterprises, Inc.*

3,870

73,491

Old National Bancorp†

2,180

36,210

Transaction Systems Architects,

Virginia Commerce Bancorp, Inc.*†

2,120

35,849

Inc. — Class A*

2,160

72,706

Capital Trust, Inc. — Class A†

1,000

34,140

Sonus Networks, Inc.*†

8,450

71,994

Seacoast Banking Corporation of

Sybase, Inc.*

2,990

71,431

Florida†

1,560

33,930

Micrel, Inc.

5,590

71,105

Ezcorp, Inc. — Class A*

2,480

32,835

C-COR, Inc.*

4,940

69,456

First Cash Financial Services, Inc.*

1,320

30,941

Cabot Microelectronics Corp.*†

1,930

68,496

Berkshire Hills Bancorp, Inc.†

910

28,674

Quest Software, Inc.*

4,170

67,512

Total Financials

9,205,730

Sapient Corp.*

8,590

66,401

INFORMATION TECHNOLOGY 13.0%

SAVVIS, Inc.*

1,310

64,858

Flir Systems, Inc.*†

3,860

178,525

Zoran Corp.*

3,230

64,729

Arris Group, Inc.*†

9,308

163,728

Mastec, Inc.*

4,060

64,229

Polycom, Inc.*

4,680

157,248

Emulex Corp.*

2,930

63,991

ValueClick, Inc.*

5,200

153,192

MAXIMUS, Inc.

1,470

63,769

Nuance Communications, Inc.*†

8,670

145,049

Trident Microsystems, Inc.*†

3,460

63,491

Foundry Networks, Inc.*

8,370

139,444

Vignette Corp.*

3,260

62,462

Amkor Technology, Inc.*

8,800

138,600

Tessera Technologies, Inc.*

1,540

62,447

Jack Henry & Associates, Inc.

5,120

131,840

THQ, Inc.*†

2,040

62,261

Micros Systems, Inc.*

2,360

128,384

Agilsys, Inc.

2,750

61,875

Anixter International, Inc.*†

1,670

125,601

MicroStrategy, Inc. — Class A*†

640

60,474

Itron, Inc.*†

1,510

117,689

ADTRAN, Inc.

2,270

58,952

eFunds Corp.*

3,159

111,481

SPSS, Inc.*

1,320

58,265

Digital River, Inc.*

2,440

110,410

Diodes, Inc.*†

1,390

58,060

ON Semiconductor Corp.*

10,070

107,950

OmniVision Technologies, Inc.*†

3,200

57,952

PMC - Sierra, Inc.*†

13,900

107,447

Microsemi Corp.*†

2,380

57,001

j2 Global Communications, Inc.*†

3,050

106,445

Harmonic, Inc.*†

6,420

56,945

Palm, Inc.*†

6,480

103,745

Kulicke & Soffa Industries, Inc.*

5,410

56,643

Perot Systems Corp. — Class A*†

6,070

103,433

Coherent, Inc.*

1,820

55,528

Gartner, Inc. — Class A*

4,170

102,540

Hittite Microwave Corp.*

1,290

55,122

Equinix, Inc.*†

1,120

102,446

MTS Systems Corp.

1,230

54,944

Comtech Telecommunications

Ansys, Inc.*

2,060

54,590

Corp.*†

2,190

101,660

InfoSpace, Inc.†

2,330

54,079

MKS Instruments, Inc.*

3,660

101,382

Sirenza Microdevices, Inc.*†

4,530

53,771

Macrovision Corp.*†

3,310

99,499

Scansource, Inc.*†

1,660

53,103

Electronics for Imaging, Inc.*

3,520

99,334

Ariba, Inc.*†

5,310

52,622

Advanced Energy Industries, Inc.*

4,300

97,438

Bankrate, Inc.*

1,090

52,233

Formfactor, Inc.*†

2,480

94,984

Forrester Research, Inc.*

1,840

51,759

Novatel Wireless, Inc.*

3,570

92,891

Chordiant Software, Inc.*

3,300

51,678

EPIQ Systems, Inc.*

3,180

51,389

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2007

RUSSELL 2000® 2x STRATEGY FUND

VALUE

MARKET

MARKET

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Triquint Semiconductor, Inc.*

10,070 $

50,954

Cooper Tire & Rubber Co.

4,030 $

111,309

Cirrus Logic, Inc.*

6,100

50,630

Tupperware Brands Corp.

3,860

110,936

Littelfuse, Inc.*

1,490

50,317

Jakks Pacific, Inc.*

3,900

109,746

Loral Space & Communications,

ArvinMeritor, Inc.†

4,882

108,380

Inc.*

1,020

50,266

Sonic Corp.*

4,680

103,522

Ansoft Corp.*

1,700

50,133

Arbitron, Inc.

1,984

102,236

Perficient, Inc.*†

2,410

49,887

American Axle & Manufacturing

Stratasys, Inc.*

1,020

47,920

Holdings, Inc.

3,446

102,071

Methode Electronics, Inc. —

Tenneco Automotive, Inc.*

2,900

101,616

Class A

2,950

46,167

Tempur-Pedic International, Inc.†

3,800

98,420

Cohu, Inc.

2,040

45,390

Wolverine World Wide, Inc.†

3,470

96,154

Netgear, Inc.*

1,250

45,312

Sotheby’s Holdings, Inc. — Class A

2,064

94,985

Concur Technologies, Inc.*†

1,980

45,243

CKE Restaurants, Inc.†

4,669

93,707

Mattson Technology, Inc.*

4,660

45,202

WMS Industries, Inc.*

3,200

92,352

Progress Software Corp.*

1,400

44,506

Gymboree Corp.*†

2,320

91,431

Smith Micro Software, Inc.*†

2,900

43,674

Deckers Outdoor Corp.*

890

89,801

Dycom Industries, Inc.*

1,450

43,471

Fossil, Inc.*†

2,930

86,406

Brooks Automation, Inc.*

2,310

41,927

CSK Auto Corp.*

4,548

83,683

Cogent, Inc.*†

2,790

40,985

Westpoint Stevens, Inc.*

2,420

82,933

S1 Corp.*

5,080

40,589

Sally Beauty Holdings, Inc.*

9,050

81,450

Lawson Software, Inc.*†

4,060

40,153

PEP Boys-Manny Moe & Jack

3,980

80,237

KEMET Corp.*

5,570

39,269

IHOP Corp.

1,473

80,175

Integral Systems, Inc.

1,590

38,653

J Crew Group, Inc.*†

1,470

79,512

SYNTEL INC†

1,270

38,595

Marvel Entertainment, Inc.*†

3,080

78,478

AMIS Holdings, Inc.*

3,050

38,186

Vail Resorts, Inc.*†

1,260

76,696

Park Electrochemical Corp.†

1,290

36,352

Helen of Troy Ltd.*

2,810

75,870

Blackboard, Inc.*

860

36,223

Stewart Enterprises, Inc. —

Acacia Research - Acacia

Class A†

9,730

75,797

Technologies.*

2,147

34,696

DeVry, Inc.†

2,080

70,762

Magma Design Automation, Inc.*

2,420

33,977

Gaylord Entertainment Co.*†

1,290

69,196

Insight Enterprises, Inc.*†

1,480

33,404

Interactive Data Corp.

2,560

68,557

Netlogic Microsystems, Inc.*†

1,020

32,477

Media General, Inc.

2,040

67,871

Checkpoint Systems, Inc.*

1,250

31,563

Applebee’s International, Inc.

2,760

66,516

Secure Computing Corp.*

4,110

31,195

Stage Stores, Inc.

3,172

66,485

MPower Communications*

1,480

25,826

Pre-Paid Legal Services, Inc.*

998

64,181

OSI SYSTEMS INC*

930

25,436

Valassis Communications, Inc.*†

3,730

64,119

FalconStor Software, Inc.*†

2,410

25,426

Winnebago Industries, Inc.†

2,170

64,058

MIPS Technology, Inc.*

2,790

24,524

Entercom Communications Corp.†

2,539

63,196

OYO Geospace Corp.*

280

20,773

AFC Enterprises, Inc.*†

3,655

63,195

Total Information Technology

8,208,742

RC2 Corp.*

1,550

62,015

CONSUMER DISCRETIONARY 11.7%

Sinclair Broadcast Group, Inc. —

Chipotle Mexican Grill, Inc.*

2,110

165,909

Class A†

4,350

61,857

Jack in the Box, Inc.*

2,162

153,372

GSI Commerce, Inc.*

2,690

61,090

Belo Corp. — Class A

7,074

145,654

Buckle, Inc.

1,550

61,070

Men’s Wearhouse, Inc.

2,780

141,975

Morgans Hotel Group Co.*†

2,500

60,950

Aeropostale, Inc.*

3,404

141,879

Blyth, Inc.

2,260

60,071

Priceline.com, Inc.*†

2,020

138,855

CBRL Group, Inc.†

1,413

60,024

Payless Shoesource, Inc.*

4,370

137,873

Aftermarket Technology Corp.*

2,010

59,657

Rent-A-Center, Inc.*

4,710

123,543

Iconix Brand Group, Inc.*†

2,660

59,105

American Greetings Corp. —

Buffalo Wild Wings, Inc.*

1,410

58,642

Class A

4,352

123,292

Blue Nile, Inc.*†

970

58,588

Warnaco Group, Inc.*†

2,980

117,233

Columbia Sportswear Co.

850

58,378

Regis Corp.

3,030

115,897

Keystone Automotive Industries,

Bob Evans Farms, Inc.†

3,045

112,208

Inc.*†

1,410

58,332

26

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2007

RUSSELL 2000® 2x STRATEGY FUND

VALUE

MARKET

VALUE

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Premier Exhibitions, Inc.*†

3,670 $

57,839

Belden CDT, Inc.

2,278 $

126,087

Ameristar Casinos, Inc.

1,660

57,668

Ceradyne, Inc.*†

1,660

122,774

Guitar Center, Inc.*†

940

56,221

Wabtec Corp.†

3,310

120,914

Cato Corp. — Class A

2,548

55,903

SkyWest, Inc.

5,030

119,865

Strayer Education, Inc.

400

52,684

Waste Connections, Inc.*

3,880

117,331

Movado Group, Inc.

1,560

52,634

Clarcor, Inc.

3,120

116,782

DSW, Inc.*†

1,470

51,185

Actuant Corp. — Class A

1,770

111,616

Pacific Sunwear of California, Inc.*

2,320

51,040

GrafTech International Ltd.*

6,620

111,481

Universal Electronics, Inc.*

1,370

49,758

EMCOR Group, Inc.*

1,520

110,808

Oakley, Inc.

1,750

49,700

Granite Construction, Inc.

1,700

109,106

Entravision Communications Corp.

Tetra Tech, Inc.*

5,000

107,750

— Class A*

4,660

48,604

Genlyte Group, Inc.*†

1,310

102,887

Lin TV Corp. — Class A*

2,580

48,530

Woodward Governor Co.

1,910

102,510

Jos. A. Bank Clothiers, Inc.*†

1,170

48,520

Walter Industries, Inc.

3,360

97,306

Matthews International Corp. —

HUB Group, Inc. — Class A*†

2,730

95,987

Class A

1,100

47,971

IHS, Inc.*†

2,020

92,920

Monarch Casino & Resort, Inc.*

1,770

47,525

Teledyne Technologies, Inc.*

1,990

91,441

Smith & Wesson Holding Corp.*†

2,830

47,403

Kaydon Corp.†

1,720

89,646

Callaway Golf Co.

2,650

47,197

ABM Industries, Inc.

3,444

88,890

Speedway Motorsports, Inc.

1,180

47,176

Republic Airways Holdings, Inc.*†

4,300

87,505

Capella Education Co.*

1,020

46,951

Heidrick & Struggles International,

Pier 1 Imports, Inc.

5,470

46,440

Inc.*

1,700

87,108

Westwood One, Inc.†

6,410

46,088

Barnes Group, Inc.†

2,722

86,233

Select Comfort Corp.*†

2,840

46,065

Korn/Ferry International, Inc.*

3,240

85,082

K-Swiss, Inc. — Class A

1,620

45,895

Huron Consulting Group, Inc.*†

1,120

81,771

Unifirst Corp.

1,040

45,812

Applied Industrial Technologies,

Morningstar, Inc.*†

930

43,733

Inc.

2,652

78,234

Bally Technologies, Inc.*

1,640

43,329

AAR Corp.*

2,340

77,243

Drew Industries, Inc.*

1,304

43,215

Atlas Air Worldwide Holdings Co.,

Ambassadors Group, Inc.

1,200

42,636

Inc.*†

1,300

76,622

Gemstar-TV Guide International,

NCI Building Systems, Inc.*†

1,540

75,968

Inc.*

8,610

42,361

RBC Bearings, Inc.*

1,810

74,663

Volcom, Inc.*†

840

42,109

Teletech Holdings, Inc.*†

2,290

74,379

Asbury Automotive Group, Inc.†

1,666

41,567

Genesee & Wyoming, Inc. —

Monaco Coach Corp.†

2,860

41,041

Class A*

2,480

74,003

Big 5 Sporting Goods Corp.

1,550

39,525

Columbus McKinnon Corp. —

Talbots, Inc.†

1,570

39,297

Class A*

2,270

73,094

Fred’s, Inc.

2,710

36,260

Baldor Electric Co.

1,468

72,343

Eddie Bauer Holdings, Inc. —

United Industrial Corp.†

1,200

71,976

SP ADR*

2,810

36,109

Geo Group, Inc.*

2,470

71,877

Zumiez, Inc.*†

930

35,135

NACCO Industries, Inc. — Class A†

460

71,525

TiVo, Inc.*

5,910

34,219

Albany International Corp. —

Maidenform Brands, Inc.*

1,620

32,173

Class A†

1,710

69,152

Sealy Corp.

1,880

31,058

Curtiss-Wright Corp.

1,468

68,424

Overstock.com, Inc.*

1,560

28,501

Infrasource Services, Inc.*

1,830

67,893

MTR Gaming Group, Inc.*

1,480

22,792

Genco Shipping & Trading Ltd.†

1,640

67,666

Total Consumer Discretionary

7,383,377

Bowne & Co., Inc.†

3,440

67,114

INDUSTRIALS 10.6%

Hexcel Corp.*†

3,170

66,792

Bucyrus International, Inc. —

Cascade Corp.

842

66,047

Class A†

2,178

154,159

Consolidated Graphics, Inc.*

950

65,816

Acuity Brands, Inc.

2,480

149,495

Arkansas Best Corp.†

1,610

62,742

Deluxe Corp.†

3,300

134,013

Ameron International Corp.

690

62,231

Watson Wyatt & Co., Holdings

2,530

127,714

Viad Corp.†

1,470

61,990

United Stationers, Inc.*

1,900

126,616

Horizon Lines, Inc. — Class A

1,890

61,916

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2007

RUSSELL 2000® 2x STRATEGY FUND

VALUE

MARKET

MARKET

VALUE

SHARES

(NOTE 1)

SHARES

(NOTE 1)

A.O. Smith Corp.

1,530 $

61,032

BioMarin Pharmaceuticals, Inc.*

5,400 $

96,876

Heartland Express, Inc.†

3,730

60,799

Myriad Genetics, Inc.*†

2,600

96,694

EnPro Industries, Inc.*

1,370

58,622

United Therapeutics Corp.*†

1,510

96,278

Layne Christensen Co.*†

1,410

57,740

Apria Healthcare Group, Inc.*

3,270

94,078

Old Dominion Freight Line, Inc.*

1,910

57,587

Haemonetics Corp.*†

1,700

89,437

EDO Corp.†

1,730

56,865

Illumina, Inc.*†

2,180

88,486

Interface, Inc. — Class A

3,000

56,580

inVentiv Health, Inc.*

2,370

86,766

Moog, Inc. — Class A*

1,270

56,020

American Medical Systems Holdings,

M&F Worldwide Corp.*

830

55,261

Inc.*†

4,640

83,706

FTI Consulting, Inc.*

1,450

55,144

Kindred Healthcare, Inc.*

2,720

83,558

Ennis Business Forms Inc.

2,320

54,566

Par Pharmaceutical Cos., Inc.*

2,920

82,432

Resources Connection, Inc.*†

1,640

54,415

Valeant Pharmaceuticals

Apogee Enterprises, Inc.

1,920

53,414

International

4,770

79,611

Kaman Corp. — Class A

1,690

52,711

OSI Pharmaceuticals, Inc.*†

2,190

79,300

Watsco, Inc.

960

52,224

Martek Biosciences Corp.*†

3,050

79,208

COMSYS IT Partners, Inc.*†

2,280

52,007

KV Pharmaceutical Co.*†

2,880

78,451

II-Vi, Inc.*†

1,910

51,895

Parexel International Corp.*

1,840

77,390

Briggs & Stratton Corp.

1,640

51,758

CV Therapeutics, Inc.*†

5,620

74,240

Universal Forest Products, Inc.†

1,220

51,557

Alkermes, Inc.*

4,970

72,562

Pike Electric Corp.*†

2,270

50,803

Savient Pharmaceuticals, Inc.*†

5,780

71,788

Dynamic Materials Corp.

1,330

49,875

Applera Corp. - Celera Genomics

American Reprographics Co.*†

1,610

49,572

Group*

5,769

71,536

Williams Scotsman International,

Kyphon, Inc.*†

1,470

70,780

Inc.*†

2,030

48,334

Alpharma, Inc. — Class A

2,712

70,539

Amerco, Inc.*†

620

46,810

Ventana Medical Systems, Inc.*†

910

70,316

Titan International, Inc.

1,480

46,783

Cubist Pharmaceuticals, Inc.*†

3,520

69,379

Pinnacle Airlines Corp.*†

2,420

45,375

Integra LifeSciences Holdings

Mine Safety Appliances Co.†

1,020

44,635

Corp.*†

1,400

69,188

CBIZ, Inc.*†

5,960

43,806

Sciele Pharma, Inc.*†

2,900

68,324

Astec Industries, Inc.*

1,030

43,487

Lifecell Corp.*†

2,220

67,799

Saia, Inc.*

1,550

42,253

Kendle International, Inc.*

1,820

66,921

Valmont Industries, Inc.

550

40,018

ArthroCare Corp.*†

1,520

66,743

EnerSys*

2,160

39,528

Thoratec Corp.*†

3,580

65,836

Cenveo, Inc.*

1,670

38,727

PharmaNet Development Group,

Tennant Co.

1,050

38,325

Inc.*

2,040

65,035

Goodman Global, Inc.*†

1,720

38,218

LCA-Vision, Inc.

1,370

64,746

Mobile Mini, Inc.*†

1,270

37,084

Medarex, Inc.*†

4,270

61,018

Rollins, Inc.

1,610

36,660

Conmed Corp.*†

2,060

60,317

TransDigm Group, Inc.*

770

31,154

Allscripts Healthcare Solutions,

Encore Wire Corp.

780

22,963

Inc.*†

2,300

58,604

Total Industrials

6,720,114

Affymetrix, Inc.*†

2,350

58,491

HEALTH CARE 8.9%

Chemed Corp.

870

57,672

Inverness Medical Innovations,

Eclipsys Corp.*

2,890

57,222

Inc.*†

2,680

136,734

Medicis Pharmaceutical Corp. —

Steris Corp.

4,440

135,864

Class A†

1,870

57,110

Sunrise Senior Living, Inc.*†

3,238

129,488

Quidel Corp.*

3,220

56,543

Magellan Health Services, Inc.*

2,730

126,863

Gentiva Health Services, Inc.*

2,800

56,168

Immucor, Inc.*

4,368

122,173

Healthspring, Inc.*

2,910

55,465

MGI Pharma, Inc.*†

4,930

110,284

Cepheid, Inc.*†

3,780

55,188

Varian, Inc.*

1,970

108,015

Amedisys, Inc.*

1,470

53,405

Hologic, Inc.*†

1,950

107,854

Alexion Pharmaceuticals, Inc.*†

1,170

52,720

Perrigo Co.†

5,210

102,012

Sun Healthcare Group, Inc.*

3,620

52,454

Dionex Corp.*†

1,410

100,096

Omnicell, Inc.*

2,480

51,534

Analogic Corp.

1,330

97,768

The Trizetto Group, Inc.*†

2,660

51,498

28

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2007

RUSSELL 2000® 2x STRATEGY FUND

VALUE

VALUE

MARKET

MARKET

SHARES

(NOTE 1)

SHARES

(NOTE 1)

Greatbatch, Inc.*†

1,548 $

50,155

Petroleum Development Corp.*

1,050 $

49,854

AmSurg Corp.*

2,056

49,632

Trico Marine Services, Inc.*†

1,210

49,465

Salix Pharmaceuticals Ltd.*

3,980

48,954

Harvest Natural Resources, Inc.*†

3,990

47,521

Align Technology, Inc.*†

1,990

48,078

Dawson Geophysical Co.*

770

47,324

SurModics, Inc.*†

960

48,000

Encore Acquisition Co.*

1,670

46,426

Res-Care, Inc.*

2,270

47,988

Atlas America, Inc.

770

41,372

HealthExtras, Inc.*†

1,550

45,849

Rosetta Resources, Inc.*

1,820

39,203

Owens & Minor, Inc.†

1,290

45,073

GMX Resources, Inc.*†

1,079

37,333

Option Care, Inc.

2,890

44,506

Bill Barrett Corp.*†

968

35,651

ICU Medical, Inc.*

1,000

42,940

Adams Respiratory Therapeutics,

Total Energy

2,536,122

MATERIALS 3.3%

Inc.*†

1,090

42,935

LHC Group, Inc.*†

1,620

42,444

Quanex Corp.

2,730

132,951

Meridian Bioscience, Inc.

1,930

41,804

OM Group, Inc.*

2,480

131,242

CF Industries Holdings, Inc.

2,090

125,170

Human Genome Sciences, Inc.*†

4,640

41,389

Greif, Inc. — Class A

2,034

121,247

Indevus Pharmaceuticals, Inc.*

6,110

41,120

Buckeye Technologies, Inc.*

Vital Signs, Inc.

730

40,552

6,401

99,023

Onyx Pharmaceuticals, Inc.*†

1,500

H.B. Fuller Co.†

3,200

95,648

40,350

Worthington Industries, Inc.

4,300

93,095

Bio-Reference Labs, Inc.*

1,470

40,205

Metal Management, Inc.

Symmetry Medical, Inc.*†

2,460

39,385

1,950

85,936

Phase Forward, Inc.*

2,210

37,194

Silgan Holdings, Inc.

1,550

85,684

Incyte Corp.*†

6,120

36,720

AptarGroup, Inc.

2,380

84,633

Exelixis, Inc.*

2,940

35,574

Rockwood Holdings, Inc.*

2,300

84,065

Viropharma, Inc.*

2,520

34,776

Terra Industries, Inc.*

3,120

79,310

Abaxis, Inc.*

1,630

34,002

Century Aluminum Co.*

1,410

77,028

Sensient Technologies Corp.

Pharmion Corp.*

1,010

29,240

3,030

76,932

Ryerson Tull, Inc.†

Total Health Care

5,619,428

2,030

76,430

Ferro Corp.

2,860

71,300

ENERGY 4.0%

Kaiser Aluminum Corp.*

940

68,507

PetroHawk Energy Corp.*

10,320

163,675

Spartech Corp.

2,330

61,862

Mariner Energy, Inc.*

6,430

155,927

Texas Industries, Inc.

780

61,160

Alpha Natural Resources, Inc.*†

5,754

119,626

Haynes International, Inc.*

700

59,101

W-H Energy Services, Inc.*

1,760

108,962

Neenah Paper, Inc.

1,410

58,177

Natco Group, Inc.*

2,220

102,209

RTI International Metals, Inc.*†

770

58,035

USEC, Inc.*†

4,320

94,954

Koppers Holdings, Inc.

1,640

55,235

Hanover Compressor Co.*†

3,910

93,253

A. Schulman, Inc.†

1,980

48,173

Berry Petroleum Co. — Class A

2,420

91,186

Schweitzer-Mauduit International,

Penn Virginia Corp.†

2,230

89,646

Inc.

1,490

46,190

Parker Drilling Co.*†

8,380

88,325

Hecla Mining Co.*†

4,230

36,124

Hornbeck Offshore Services, Inc.*†

2,250

87,210

Input/Output, Inc.*†

Total Materials

2,072,258

5,550

86,635

GulfMark Offshore, Inc.*†

1,660

85,025

CONSUMER STAPLES 2.4%

Flowers Foods, Inc.

3,438

114,692

Dril-Quip, Inc.*

1,790

80,461

Universal Corp.†

1,860

113,311

Lufkin Industries, Inc.

1,130

72,942

Arena Resources, Inc.*†

1,204

69,964

Seaboard Corp.†

48

112,560

Universal Compression Holdings,

Central European Distribution

Corp.*†

2,850

98,667

Inc.*

940

68,122

Chattem, Inc.*†

Parallel Petroleum Corp.*

1,200

76,056

3,050

66,795

ATP Oil & Gas Corp.*†

1,310

63,718

Chiquita Brands International,

Inc.*†

3,980

75,461

Carrizo Oil & Gas, Inc.*†

1,530

63,449

Atwood Oceanics, Inc.*†

888

60,935

Spartan Stores, Inc.

2,200

72,402

Matrix Service Co.*

2,420

60,137

Performance Food Group Co.*†

2,190

71,153

Hain Celestial Group, Inc.*

2,520

68,393

Alon USA Energy, Inc.†

1,340

58,973

Alliance One International, Inc.*

Ship Finance International Ltd.†

6,684

67,174

1,950

57,876

Delek US Holdings, Inc.

1,950

51,968

Longs Drug Stores Corp.†

1,270

66,700

Nash Finch Co.†

1,240

61,380

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

29

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2007

RUSSELL 2000® 2x STRATEGY FUND

VALUE

FACE

VALUE

MARKET

MARKET

SHARES

(NOTE 1)

AMOUNT

(NOTE 1)

Andersons, Inc.†

1,320 $

59,835

REPURCHASE AGREEMENTS 31.1%

Elizabeth Arden, Inc.*

2,370

57,496

Repurchase Agreement (Note 5)

Sanderson Farms, Inc.†

1,200

54,024

Credit Suisse Group

Darling International, Inc.*†

5,590

51,093

issued at 4.45%

Pilgrim’s Pride Corp.

1,300

49,621

due 07/02/07††

$ 3,240,117

$

3,240,117

Ralcorp Holdings, Inc.*

860

45,967

UBS Financial Services, Inc.

Ruddick Corp.†

1,450

43,674

issued at 4.29%

Green Mountain Coffee Roasters,

due 07/02/07

16,397,431

16,397,431

Inc.*

550

43,307

Total Repurchase Agreements

WD-40 Co.

1,180

38,787

(Cost $19,637,548)

Prestige Brands Holdings, Inc. —

19,637,548

Class A*†

2,840

36,863

SECURITIES LENDING COLLATERAL 16.1%

Investment Portfolio Held by

Boston Beer Co., Inc. — Class A*

860

33,841

Investment in Securities Lending Short Term

Playtex Products, Inc.*

1,800

26,658

Total Consumer Staples

1,539,115

U.S. Bank (Note 8)

10,199,912

10,199,912

UTILITIES 1.8%

Total Securities Lending Collateral

Nicor, Inc.†

3,230

138,632

(Cost $10,199,912)

10,199,912

Westar Energy, Inc.†

5,410

131,355

Total Investments 118.5%

Black Hills Corp.†

2,446

97,228

(Cost $73,617,370)

$

74,928,793

Cleco Corp.

3,800

93,100

Liabilities in Excess of

PNM Resources, Inc.†

3,300

91,707

New Jersey Resources Corp.

Other Assets – (18.5)%

$  (11,705,605)

1,720

87,754

Avista Corp.

3,916

84,390

Net Assets – 100.0%

$

63,223,188

Allete, Inc.

1,664

78,291

UNREALIZED

Northwest Natural Gas Co.

1,650

76,214

LOSS

Unisource Energy Corp.

2,240

73,674

CONTRACTS

(NOTE 1)

Otter Tail Power Co.†

2,120

67,988

FUTURES CONTRACTS PURCHASED

Piedmont Natural Gas Co.

2,590

63,844

September 2007 Russell 2000® Index

El Paso Electric Co.*

1,740

42,734

South Jersey Industries, Inc.†

Mini Futures Contracts

1,010

35,734

Total Utilities

1,162,645

(Aggregate Market Value

of Contracts $54,598,480)

652

$

(294,720)

TELECOMMUNICATION SERVICES 1.0%

Dobson Communications Corp. —

UNITS

Class A*†

8,910

98,990

EQUITY INDEX SWAP AGREEMENTS

Time Warner Telecom, Inc. —

August 2007 Russell 2000® Index

Class A*†

4,670

93,867

Swap, Terminating 08/21/07**

Cogent Communications Group,

(Notional Market Value

Inc.*

2,566

76,646

$3,947,378)

4,735

$

(47,280)

Golden Telecom, Inc.†

1,370

75,364

September 2007 Russell 2000® Index

Cbeyond, Inc.*†

1,678

64,620

Swap, Terminating 09/28/07**

Iowa Telecommunications Services,

(Notional Market Value

Inc.†

2,730

62,053

$23,733,352)

28,467

(157,674)

Rural Cellular Corp. — Class A*

1,090

47,753

(Total Notional Market

Cincinnati Bell, Inc.*†

8,106

46,853

Value $27,680,730)

$

(204,954)

NTELOS Holdings Corp.†

1,550

42,842

Premiere Global Services, Inc.*

2,674

34,814

Total Telecommunication Services

643,802

Total Common Stocks

(Cost $43,779,910)

45,091,333

*

Non-Income Producing Security.

†

All or a portion of this security is on loan at June 30, 2007 — See Note 8.

**

Price Return based on Russell 2000® Index +/- financing at a variable rate.

ADR — American Depository Receipt.

††

All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

30

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2007

INVERSE RUSSELL 2000® 2x STRATEGY FUND

MARKET

FACE

VALUE

AMOUNT

(NOTE 1)

REPURCHASE AGREEMENTS 88.9%

Repurchase Agreement (Note 5)

Credit Suisse Group

issued 06/29/07 at 4.45%

due 07/02/07†

$

6,440,389

$

6,440,389

UBS Financial Services, Inc.

issued 06/29/07 at 4.29%

due 07/02/07

66,309,794

66,309,794

Total Repurchase Agreements

(Cost $72,750,183)

72,750,183

Total Investments 88.9%

(Cost $72,750,183)

$ 72,750,183

Other Assets in Excess

of Liabilities – 11.1%

$

9,124,517

Net Assets – 100.0%

$ 81,874,700

UNREALIZED

CONTRACTS

(NOTE 1)

GAIN

FUTURES CONTRACTS SOLD SHORT

September 2007 Russell 2000® Index

Mini Futures Contracts

(Aggregate Market Value

of Contracts $98,729,460)

1,179

$

759,041

UNITS

EQUITY INDEX SWAP AGREEMENTS

SOLD SHORT

August 2007 Russell 2000® Index

Swap, Terminating 08/21/07*

(Notional Market Value

$34,693,142)

41,613

$

504,899

September 2007 Russell 2000® Index

Swap, Terminating 09/28/07*

(Notional Market Value

$29,563,258)

35,460

192,559

(Total Notional Market

Value $64,256,400)

$

697,458

†

All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

*

Price Return based on Russell 2000® Index +/- financing at a variable rate.

See Notes to Financial Statements.

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

31

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

Inverse

Inverse

2x Strategy

2x Strategy

2x Strategy

2x Strategy

S&P 500

S&P 500

OTC

OTC

Fund

Fund

Fund

Fund

ASSETS

Investment Securities* (Notes 1, 2 and 8)

$322,934,916

$ 124,298,066

$ 343,621,201

$ 223,756,903

Repurchase Agreements* (Note 5)

65,400,396

104,263,222

41,700,073

87,180,332

Segregated Cash with Broker

3,777,200

5,633,543

20,677,800

8,650,200

Cash

—

2,359,875

—

1,219,950

Receivable for Equity Index Swap Settlement (Note 1)

—

1,261,599

1,515,312

—

Receivable for Futures Contracts Settlement (Note 1)

—

—

—

176,200

Receivable for Securities Sold (Note 1)

116,829

—

—

—

Receivable for Fund Shares Sold

7,871,320

4,567,064

63,849,701

5,196,410

Investment Income Receivable (Note 1)

319,583

37,726

25,693

31,355

Total Assets

400,420,244

242,421,095

471,389,780

326,211,350

LIABILITIES

Payable for Equity Index Swap Settlement (Note 1)

1,293,828

—

—

1,575,429

Payable for Futures Contracts Settlement (Note 1)

64,078

50,421

5,534,934

—

Payable upon Return of Securities Loaned (Note 8)

26,818,933

—

44,594,958

—

Payable for Securities Purchased (Note 1)

439,268

—

—

—

Payable for Fund Shares Redeemed

4,469,619

4,070,757

13,833,097

10,406,187

Investment Advisory Fees Payable (Note 3)

262,133

187,542

270,213

277,197

Transfer Agent and Administrative Fees Payable (Note 3)

72,815

52,095

75,059

76,999

Distribution and Service Fees Payable (Note 3)

37,151

25,771

34,658

33,861

Portfolio Accounting Fees Payable (Note 3)

43,689

31,257

45,035

46,199

Custody Fees Payable

9,054

6,251

9,007

9,240

Cash Due to Custodian Bank

443,545

—

3,327,465

—

Other Liabilities

135,717

117,681

170,263

189,102

Total Liabilities

34,089,830

4,541,775

67,894,689

12,614,214

NET ASSETS

$366,330,414

$ 237,879,320

$ 403,495,091

$ 313,597,136

NET ASSETS CONSIST OF

Paid-In Capital

276,144,617

781,247,901

377,474,410

698,278,088

Undistributed Net Investment Income (Loss)

1,003,920

4,934,408

(771,643)

8,042,715

Accumulated Net Realized Gain (Loss) on Investments,

Equity Index Swaps, and Futures Contracts

(10,375,519)

(550,764,195)

(107,653,473)

(391,921,267)

Net Unrealized Appreciation (Depreciation) on Investments,

Equity Index Swaps, and Futures Contracts

99,557,396

2,461,206

134,445,797

(802,400)

NET ASSETS

$366,330,414

$ 237,879,320

$ 403,495,091

$ 313,597,136

A-Class

$

19,557,308

$

15,771,887

$

15,045,258

$

8,523,444

C-Class

48,312,079

35,863,749

35,350,295

31,481,496

H-Class

298,461,027

186,243,684

353,099,538

273,592,196

SHARES OUTSTANDING

A-Class

375,013

546,376

557,523

578,053

C-Class

978,319

1,307,300

1,417,613

2,236,191

H-Class

5,724,096

6,450,247

13,079,505

18,566,267

NET ASSET VALUES

A-Class

$52.15

$28.87

$26.99

$14.75

A-Class Maximum Offering Price**

54.75

30.31

28.34

15.49

C-Class

49.38

27.43

24.94

14.08

H-Class

52.14

28.87

27.00

14.74

* The cost of investments is $287,862,844, $228,579,985, $253,743,665, $310,964,475, $52,866,047, $62,874,623, $73,617,370, and

** Net asset value adjusted for the maximum sales charge of 4.75% of offering price.

$72,750,183, respectively.

32

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

June 30, 2007

Inverse

Inverse

2x Strategy

2x Strategy

Dow

Dow

Russell 2000®

Russell 2000®

Fund

Fund

Fund

Fund

2x Strategy

2x Strategy

$51,963,575

$

—

$55,291,245

$

—

9,241,140

62,874,623

19,637,548

72,750,183

1,647,000

1,167,750

2,086,400

3,772,800

—

1,627,581

210,969

—

—

725,809

—

665,283

—

188,473

—

516,717

—

—

—

—

15,376,461

1,501,022

5,598,639

6,828,934

48,085

22,372

45,108

26,094

78,276,261

68,107,630

82,869,909

84,560,011

110,759

—

412,174

—

501,446

—

515,080

—

4,675,002

—

10,199,912

—

9,988,791

—

—

—

1,234,513

5,412,489

8,443,255

1,665,434

39,974

50,321

35,368

63,723

11,104

13,978

9,824

17,701

5,867

6,132

4,736

6,966

6,662

8,387

5,895

10,620

2,432

1,677

2,724

2,124

2,430,831

—

—

881,692

14,141

19,514

17,753

37,051

19,021,522

5,512,498

19,646,721

2,685,311

$59,254,739

$ 62,595,132

$63,223,188

$

81,874,700

51,579,792

95,795,224

57,033,158

108,087,659

277,025

1,279,130

261,085

1,582,038

(682,592)

(35,725,693)

5,117,196

(29,251,496)

8,080,514

1,246,471

811,749

1,456,499

$59,254,739

$ 62,595,132

$63,223,188

$

81,874,700

$

4,562,127

$

4,550,497

$

876,676

$

10,134,196

10,625,689

5,492,012

2,505,772

4,289,695

44,066,923

52,552,623

59,840,740

67,450,809

127,749

144,262

28,906

273,012

305,010

178,663

83,378

116,535

1,232,654

1,665,900

1,972,256

1,817,199

$35.71

$31.54

$30.33

$37.12

37.49

33.11

31.84

38.97

34.84

30.74

30.05

36.81

35.75

31.55

30.34

37.12

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

33

STATEMENTS OF OPERATIONS (Unaudited)

Inverse

Inverse

2x Strategy

2x Strategy

2x Strategy

2x Strategy

S&P 500

S&P 500

OTC

OTC

Fund

Fund

Fund

Fund

INVESTMENT INCOME

Interest (Note 1)

$

1,497,585

$

7,098,346

$

1,708,627

$ 11,327,297

Income from Securities Lending, net (Note 8)

9,314

—

21,320

—

Dividends, Net of Foreign Tax Withheld* (Note 1)

2,500,816

—

640,414

—

Total Income

4,007,715

7,098,346

2,370,361

11,327,297

EXPENSES

Investment Advisory Fees (Note 3)

1,476,894

1,189,304

1,580,842

1,840,549

Transfer Agent and Administrative Fees (Note 3)

410,248

330,362

439,123

511,263

Distribution & Service Fees (Note 3):

A-Class

21,195

17,149

16,214

11,004

C-Class

276,253

154,023

188,714

182,289

H-Class

319,990

274,708

375,730

454,688

Portfolio Accounting Fees (Note 3)

246,149

198,217

263,474

306,758

Trustees’ Fees**

15,612

15,102

18,393

20,502

Custody Fees

42,784

34,309

56,412

55,986

Miscellaneous

194,670

156,828

203,102

252,451

Total Expenses

3,003,795

2,370,002

3,142,004

3,635,490

Net Investment Income (Loss)

1,003,920

4,728,344

(771,643)

7,691,807

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)

Net Realized Gain (Loss) on:

Investment Securities

2,751,227

(4,965)

28,132,729

(19,075)

Equity Index Swaps

10,897,101

(15,371,451)

20,345,827

(46,615,895)

Futures Contracts

3,137,285

(11,586,259)

7,724,016

(11,862,253)

Total Net Realized Gain (Loss)

16,785,613

(26,962,675)

56,202,572

(58,497,223)

Net Change in Unrealized Appreciation (Depreciation) on:

Investment Securities

11,172,618

(13,732)

(2,211,416)

(23,620)

Equity Index Swaps

(110,725)

(443,824)

523,047

(7,757,170)

Futures Contracts

367,247

1,149,168

2,366,761

(1,820,257)

Net Change in Unrealized Appreciation (Depreciation)

11,429,140

691,612

678,392

(9,601,047)

Net Gain (Loss) on Investments

28,214,753

(26,271,063)

56,880,964

(68,098,270)

Net Increase (Decrease) in Net Assets from Operations

$29,218,673

$ (21,542,719)

$56,109,321

$(60,406,463)

* Foreign tax withheld of $0, $0, $6,524, $0, $0, $0, $83, and $0, respectively.

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

Period Ended June 30, 2007

Inverse

Dow

Inverse

Dow

Russell 2000®

Russell 2000®

Fund

Fund

Fund

Fund

2x Strategy

2x Strategy

2x Strategy

2x Strategy

$

267,673

$

1,877,393

$

428,458

$

2,379,826

1,249

—

129

—

432,232

—

148,535

—

701,154

1,877,393

577,122

2,379,826

218,323

305,403

188,368

415,793

60,645

84,834

52,324

115,498

4,840

5,250

903

13,363

30,753

26,378

8,045

14,640

48,117

72,990

49,410

98,476

36,387

50,900

31,395

69,299

1,777

2,683

1,794

3,615

13,813

9,157

8,771

11,975

29,177

40,668

24,834

55,129

443,832

598,263

365,844

797,788

257,322

1,279,130

211,278

1,582,038

364,659

—

1,677,587

—

692,848

(8,286,668)

2,674,490

(6,281,648)

1,187,113

(2,965,488)

2,190,783

(6,107,745)

2,244,620

(11,252,156)

6,542,860

(12,389,393)

1,894,423

—

(963,173)

—

(155,075)

1,729,160

(423,475)

(437,353)

(316,428)

389,046

(322,097)

457,798

1,422,920

2,118,206

(1,708,745)

20,445

3,667,540

(9,133,950)

4,834,115

(12,368,948)

$3,924,862

$

(7,854,820)

$ 5,045,393

$(10,786,910)

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

35

STATEMENTS OF CHANGES IN NET ASSETS

S&P 500

Inverse S&P 500

2x Strategy Fund

2x Strategy Fund

Period

Year

Period

Year

June 30,

December 31,

June 30,

December 31,

Ended

Ended

Ended

Ended

2007†

2006

2007†

2006

FROM OPERATIONS

Net Investment Income (Loss)

$

1,003,920

$

(2,789,235)

$

4,728,344

$

(3,340,626)

Net Realized Gain (Loss) on Investments

16,785,613

61,355,299

(26,962,675)

(69,932,162)

Net Change in Unrealized Appreciation (Depreciation)

on Investments

11,429,140

9,916,696

691,612

2,048,049

Net Increase (Decrease) in Net Assets from Operations

29,218,673

68,482,760

(21,542,719)

(71,224,739)

Distributions to Shareholders from: (Note 1)

Net Investment Income

A-Class

—

(236,909)

—

(420,271)

C-Class

—

(1,014,388)

—

(1,189,665)

H-Class

—

(4,493,350)

—

(9,980,063)

Total Distributions to Shareholders

—

(5,744,647)

—

(11,589,999)

SHARE TRANSACTIONS

Proceeds from Shares Purchased

A-Class

12,757,375

23,162,939

12,439,832

34,041,899

C-Class

49,658,878

155,964,725

39,979,945

139,444,210

H-Class

1,531,599,398

2,397,735,250

1,183,720,910

2,729,299,803

Value of Shares Purchased through Dividend Reinvestment

A-Class

—

184,900

—

380,843

C-Class

—

959,486

—

1,014,039

H-Class

—

3,889,057

—

7,613,926

Cost of Shares Redeemed

A-Class

(9,777,903)

(14,022,361)

(8,125,696)

(23,275,346)

C-Class

(63,769,785)

(171,824,178)

(30,429,712)

(131,975,128)

H-Class

(1,541,697,123)

(2,476,724,768)

(1,198,383,099)

(2,704,332,919)

Net Increase (Decrease) in Net Assets From Share

Transactions

(21,229,160)

(80,674,950)

(797,820)

52,211,327

Net Increase (Decrease) in Net Assets

7,989,513

(17,936,837)

(22,340,539)

(30,603,411)

NET ASSETS—BEGINNING OF PERIOD

358,340,901

376,277,738

260,219,859

290,823,270

NET ASSETS—END OF PERIOD

$

366,330,414

$

358,340,901

$

237,879,320

$

260,219,859

Undistributed Net Investment Income (Loss)—

End of Period

$

1,003,920

$

—

$

4,934,408

$

206,064

† Unaudited

36

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

2x Strategy Fund

2x Strategy Fund

OTC

Inverse OTC

Dow

Inverse Dow

2x Strategy Fund

2x Strategy Fund

Period

Year

Period

Year

Period

Year

Period

Year

June 30,

December 31,

June 30,

December 31,

June 30,

December 31,

June 30,

December 31,

Ended

Ended

Ended

Ended

Ended

Ended

Ended

Ended

2007†

2006

2007†

2006

2007†

2006

2007†

2006

$

(771,643) $

(3,999,726) $

7,691,807

$

(3,733,433) $

257,322

$

(311,299) $

1,279,130

$

(495,939)

56,202,572

26,506,379

(58,497,223)

(67,841,852)

2,244,620

9,769,983

(11,252,156)

(13,954,874)

678,392

(1,198,465)

(9,601,047)

30,912,196

1,422,920

1,201,815

2,118,206

(1,691,619)

56,109,321

21,308,188

(60,406,463)

(40,663,089)

3,924,862

10,660,499

(7,854,820)

(16,142,432)

—

—

—

(260,259)

—

(20,053)

—

(15,651)

—

—

—

(1,170,330)

—

(36,045)

—

(20,094)

—

—

—

(12,845,722)

—

(288,743)

—

(317,407)

—

—

—

(14,276,311)

—

(344,841)

—

(353,152)

8,426,891

19,954,815

8,246,704

26,242,022

4,723,041

5,541,660

4,688,826

8,835,877

69,692,445

262,624,812

71,301,068

210,447,194

31,889,433

49,925,146

13,796,869

20,424,819

4,879,130,532

8,955,204,950

4,218,558,362

6,434,281,840

758,588,024

1,123,470,560

609,176,467

1,192,435,301

—

—

—

231,617

—

13,979

—

13,011

—

—

—

996,936

—

33,501

—

18,105

—

—

—

10,918,772

—

271,569

—

284,184

(6,094,780)

(15,827,960)

(6,247,702)

(23,998,255)

(3,943,139)

(4,301,996)

(3,168,865)

(5,771,616)

(82,769,439)

(276,611,344)

(65,698,625)

(209,078,615)

(27,912,062)

(48,657,984)

(12,217,390)

(16,759,530)

(4,894,196,539)

(9,225,637,054)

(4,233,663,960)

(6,459,867,515)

(774,682,932)

(1,109,352,394)

(609,535,076)

(1,155,406,771)

(25,810,890)

(280,291,781)

(7,504,153)

(9,826,004)

(11,337,635)

16,946,041

2,740,831

44,073,380

30,298,431

(258,983,593)

(67,910,616)

(64,765,404)

(7,412,773)

27,261,699

(5,113,989)

27,577,796

373,196,660

632,180,253

381,507,752

446,273,156

66,667,512

39,405,813

67,709,121

40,131,325

$

403,495,091

$

373,196,660

$

313,597,136

$

381,507,752

$

59,254,739

$

66,667,512

$

62,595,132

$

67,709,121

$

(771,643)  $

—

$

8,042,715

$

350,908

$

277,025

$

19,703

$

1,279,130

$

—

See Notes to Financial Statements.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

37

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

Russell 2000®

2x Strategy Fund

2x Strategy Fund

Inverse Russell 2000®

Period

Year

Period

Year

June 30,

December 31,

June 30,

December 31,

Ended

Ended

Ended

Ended

2007†

2006*

2007†

2006*

FROM OPERATIONS

Net Investment Income

$

211,278

$

114,048

$

1,582,038

$

802,990

Net Realized Gain (Loss) on Investments

6,542,860

2,534,322

(12,389,393)

(16,862,103)

Net Change in Unrealized Appreciation (Depreciation)

on Investments

(1,708,745)

2,520,494

20,445

1,436,054

Net Increase (Decrease) in Net Assets from Operations

5,045,393

5,168,864

(10,786,910)

(14,623,059)

Distributions to Shareholders from: (Note 1)

Net Investment Income

A-Class

—

(2,680)

—

(43,840)

C-Class

—

(5,512)

—

(24,595)

H-Class

—

(63,808)

—

(781,566)

Realized Gain on Investments

A-Class

—

(18,842)

—

—

C-Class

—

(38,751)

—

—

H-Class

—

(448,628)

—

—

Total Distributions to Shareholders

—

(578,221)

—

(850,001)

SHARE TRANSACTIONS

Proceeds from Shares Purchased

A-Class

1,250,347

1,953,290

8,549,686

10,175,933

C-Class

17,685,150

35,887,147

23,165,708

26,004,239

H-Class

1,459,743,933

973,729,625

1,517,110,521

990,931,418

Value of Shares Purchased through Dividend Reinvestment

A-Class

—

19,086

—

37,251

C-Class

—

44,170

—

20,196

H-Class

—

482,312

—

762,468

Cost of Shares Redeemed

A-Class

(1,016,681)

(1,527,328)

(6,412,020)

(1,026,980)

C-Class

(16,267,491)

(34,836,904)

(20,164,718)

(23,781,290)

H-Class

(1,465,580,246)

(917,979,258)

(1,494,914,077)

(922,323,665)

Net Increase (Decrease) in Net Assets From Share

Transactions

(4,184,988)

57,772,140

27,335,100

80,799,570

Net Increase in Net Assets

860,405

62,362,783

16,548,190

65,326,510

NET ASSETS—BEGINNING OF PERIOD

62,362,783

—

65,326,510

—

NET ASSETS—END OF PERIOD

$

63,223,188

$

62,362,783

$

81,874,700

$

65,326,510

Undistributed Net Investment Income—End of Period

$

261,085

$

49,807

$

1,582,038

$

—

* Since the commencement of operations: May 31, 2006.

† Unaudited

38

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

AVERAGE NET ASSETS:

RATIOS TO

Net Realized

Net Increase

VALUE,

Investment

Unrealized

in Net Asset

from Net

from Net

(Decrease) in

VALUE,

Total

Investment

Portfolio

End of

NET ASSET

Net

and

(Decrease)

Distributions

Distributions

Net Increase

NET ASSET

Net

Net Assets,

Period Ended

OF PERIOD

(Loss)†

on Investments

from Operations

Income

Gains

Distributions

Value

PERIOD

Return†††

Expenses§

Expenses§

(Loss)▲

Rate

omitted)

BEGINNING

Income

Gains (Losses)

Value Resulting

Investment

Realized

Total

Net Asset

END OF

Investment

Total

Net

Income

Turnover

Period (000’s

June 30, 2007Δ

$47.50

$

.17

$

4.48

$

4.65

$

—

$

—

$

—

$

4.65

$52.15

9.79%

1.70%**

1.70%**

0.71%**

21%

$

19,557

S&P 500 2x Strategy Fund A-Class

December 31, 2005

38.13

(.28)

1.56

1.28

(.41)

—

(.41)

.87

39.00

3.39%

1.77%

1.69%

0.42%

77%

4,272

December 31, 2006

39.00

(.32)

9.61

9.29

(.79)

—

(.79)

8.50

47.50

23.80%

1.68%

1.68%

0.63%

19%

15,242

December 31, 2004*

31.91

(.07)

6.29

6.22

—

—

—

6.22

38.13

19.49%

1.61%**

1.61%**

0.27%**

190%

1,555

June 30, 2007Δ

45.14

(—)§§

4.24

4.24

—

—

—

4.24

49.38

9.39%

2.46%**

2.46%**

(0.01)%**

21%

48,312

S&P 500 2x Strategy Fund C-Class

December 31, 2006

37.37

(.61)

December 31, 2005

36.85

(.53)

1.46

.93

(.41)

—

(.41)

.52

37.37

2.56%

2.50%

2.41%

(0.30)%

77%

63,328

9.17

8.56

(.79)

—

(.79)

7.77

45.14

22.89%

2.44%

2.44%

(0.14)%

19%

57,885

December 31, 2003

December 31, 2004

20.76

(.38)

11.19

10.81

—

—

—

10.81

31.57

52.07%

2.46%

2.46%

(0.93)%

769%

70,715

31.57

(.52)

5.80

5.28

—

—

—

5.28

36.85

16.72%

2.45%

2.45%

(0.57)%

190%

77,838

December 31, 2002††

39.24

(.42)

(18.06)

(18.48)

—

—

—

(18.48)

20.76

(47.09)%

2.50%

2.50%

(0.92)%

1,227%

11,491

June 30, 2007Δ

47.49

.18

4.47

4.65

—

—

—

4.65

52.14

9.79%

1.70%**

1.70%**

0.74%**

21%

298,461

S&P 500 2x Strategy Fund H-Class

December 31, 2006

38.98

(.32)

December 31, 2005

38.13

(.27)

1.53

1.26

(.41)

—

(.41)

.85

38.98

3.34%

1.75%

1.67%

0.45%

77%

308,677

9.62

9.30

(.79)

—

(.79)

8.51

47.49

23.84%

1.69%

1.69%

0.61%

19%

285,214

December 31, 2004

32.43

(.25)

5.95

5.70

—

—

—

5.70

38.13

17.58%

1.70%

1.70%

0.18%

190%

352,125

December 31, 2002††

39.66

(.21)

(18.27)

(18.48)

—

—

—

(18.48)

21.18

(46.60)%

1.75%

1.75%

(0.17)%

1,227%

124,716

December 31, 2003

21.18

(.19)

11.44

11.25

—

—

—

11.25

32.43

53.12%

1.71%

1.71%

(0.18)%

769%

247,115

June 30, 2007Δ

31.38

.55

(3.06)

(2.51)

—

—

—

(2.51)

28.87

(8.00)%

1.70%**

1.70%**

3.67%**

—

15,772

Inverse S&P 500 2x Strategy Fund A-Class

December 31, 2005

42.11

(.31)

December 31, 2006

39.49

(1.62)

(1.93)

(.69)

—

(.69)

(2.62)

39.49

(4.53)%

1.77%

1.67%

1.54%

—

4,633

(.28)

(6.63)

(6.91)

(1.20)

—

(1.20)

(8.11)

31.38

(17.46)%

1.69%

1.69%

3.42%

—

12,818

December 31, 2004*

50.99

(.11)

(8.77)

(8.88)

—

—

—

(8.88)

42.11

(17.42)%

1.65%**

1.65%**

(0.37)%**

—

1,498

Inverse S&P 500 2x Strategy Fund C-Class

December 31, 2006

38.05

(.54)

(6.37)

(6.91)

(1.20)

—

(1.20)

(8.11)

29.94

(18.12)%

2.43%

2.43%

2.67%

—

29,458

June 30, 2007Δ

29.94

.41

(2.92)

(2.51)

—

—

—

(2.51)

27.43

(8.38)%

2.45%**

2.45%**

2.92%**

—

35,864

December 31, 2004

51.58

(.73)

(9.93)

(10.66)

—

—

—

(10.66)

40.92

(20.67)%

2.45%

2.45%

(1.17)%

—

28,465

December 31, 2005

40.92

(.61)

(1.57)

(2.18)

(.69)

—

(.69)

(2.87)

38.05

(5.28)%

2.51%

2.41%

0.81%

—

29,768

December 31, 2002

67.98

(1.36)

26.19

24.83

—

(.74)

(.74)

24.09

92.07

36.54%

2.50%

2.50%

(0.97)%

—

16,786

December 31, 2003

92.07

(1.03)

(39.46)

(40.49)

—

—

—

(40.49)

51.58

(43.98)%

2.46%

2.46%

(1.47)%

—

33,841

June 30, 2007Δ

31.38

.55

(3.06)

(2.51)

—

—

—

(2.51)

28.87

(8.00)%

1.71%**

1.71%**

3.67%**

—

186,244

Inverse S&P 500 2x Strategy Fund H-Class

December 31, 2006

39.51

(.28)

December 31, 2005

42.13

(.31)

(1.62)

(1.93)

(.69)

—

(.69)

(2.62)

39.51

(4.53)%

1.76%

1.66%

1.55%

—

256,422

(6.65)

(6.93)

(1.20)

—

(1.20)

(8.13)

31.38

(17.50)%

1.69%

1.69%

3.41%

—

217,944

December 31, 2004

December 31, 2003

93.27

(.56)

(40.05)

(40.61)

—

—

—

(40.61)

52.66

(43.54)%

1.71%

1.71%

(0.72)%

—

311,796

52.66

(.38)

(10.15)

(10.53)

—

—

—

(10.53)

42.13

(20.00)%

1.70%

1.70%

(0.42)%

—

224,369

December 31, 2002

68.39

(.71)

26.33

25.62

—

(.74)

(.74)

24.88

93.27

37.48%

1.75%

1.75%

(0.29)%

—

340,962

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

AVERAGE NET ASSETS:

RATIOS TO

NET ASSET

Net

and

(Decrease)

Distributions

Distributions

Net Increase

NET ASSET

Net

Net Assets,

Net Realized

Net Increase

BEGINNING

Income

Gains (Losses)

Value Resulting

Investment

Realized

Total

Net Asset

END OF

Investment

Total

Net

Income

Turnover

Period (000’s

VALUE,

Investment

Unrealized

in Net Asset

from Net

from Net

(Decrease) in

VALUE,

Total

Investment

Portfolio

End of

Period Ended

OF PERIOD

(Loss)†

on Investments

from Operations

Income

Gains

Distributions

Value

PERIOD

Return†††

Expenses§

Expenses§

(Loss)▲

Rate

omitted)

OTC 2x Strategy Fund A-Class

December 31, 2006

21.90

(.16)

1.33

1.17

—

—

—

1.17

23.07

5.34%

1.69%

1.69%

(0.65)%

71%

10,474

June 30, 2007Δ

$23.07

$ (.05)

$

3.97

$

3.92

$

—

$

—

$

—

$

3.92

$26.99

16.99%

1.71%**

1.71%**

(0.42)%**

75%

$

15,045

December 31, 2004*

16.73

(.10)

6.09

5.99

—

—

—

5.99

22.72

35.80%

1.58%**

1.58%**

(0.21)%**

154%

2,308

December 31, 2005

22.72

(.15)

(.55)

(.70)

(.12)

—

(.12)

(.82)

21.90

(3.09)%

1.69%

1.66%

(0.75)%

133%

5,195

OTC 2x Strategy Fund C-Class

December 31, 2006

20.46

(.30)

1.23

.93

—

—

—

.93

21.39

4.55%

2.43%

2.43%

(1.39)%

71%

43,530

June 30, 2007Δ

21.39

(.13)

3.68

3.55

—

—

—

3.55

24.94

16.60%

2.46%**

2.46%**

(1.16)%**

75%

35,350

December 31, 2004

18.82

(.27)

2.86

2.59

—

—

—

2.59

21.41

13.76%

2.44%

2.44%

(1.07)%

154%

86,591

December 31, 2005

21.41

(.28)

(.55)

(.83)

(.12)

—

(.12)

(.95)

20.46

(3.89)%

2.43%

2.40%

(1.49)%

133%

56,765

December 31, 2002

31.45

(.19)

(21.57)

(21.76)

—

—

—

(21.76)

9.69

(69.19)%

2.50%

2.50%

(1.81)%

298%

15,311

December 31, 2003

9.69

(.22)

9.77

9.55

—

(.42)

(.42)

9.13

18.82

98.54%

2.46%

2.46%

(2.02)%

530%

54,498

OTC 2x Strategy Fund H-Class

December 31, 2006

21.91

(.16)

1.32

June 30, 2007Δ

23.07

(.04)

1.16

—

—

—

1.16

23.07

5.29%

1.69%

1.69%

(0.65)%

71%

319,193

3.97

3.93

—

—

—

3.93

27.00

17.04%

1.71%**

1.71%**

(0.35)%**

75%

353,100

December 31, 2004

19.81

(.15)

3.06

2.91

—

—

—

2.91

22.72

14.69%

1.67%

1.67%

(0.32)%

154%

663,642

December 31, 2005

22.72

(.15)

(.54)

(.69)

(.12)

—

(.12)

(.81)

21.91

(3.05)%

1.68%

1.65%

(0.74)%

133%

570,220

December 31, 2002

32.06

(.12)

(21.83)

(21.95)

—

—

—

(21.95)

10.11

(68.47)%

1.75%

1.75%

(1.08)%

298%

162,943

December 31, 2003

10.11

(.12)

10.24

10.12

—

(.42)

(.42)

9.70

19.81

100.09%

1.71%

1.71%

(1.27)%

530%

460,652

Inverse OTC 2x Strategy Fund A-Class

December 31, 2006

19.44

(.15)

(1.43)

(1.58)

(.64)

—

(.64)

(2.22)

17.22

(8.04)%

1.69%

1.69%

3.35%

—

7,981

June 30, 2007Δ

17.22

.31

(2.78)

(2.47)

—

—

—

(2.47)

14.75

(14.34)%

1.71%**

1.71%**

3.83%**

—

8,523

December 31, 2004*

28.20

(.04)

(8.10)

(8.14)

—

—

—

(8.14)

20.06

(28.87)%

1.54%**

1.54%**

(0.20)%**

—

639

December 31, 2005

20.06

(.16)

(.11)

(.27)

(.35)

—

(.35)

(.62)

19.44

(1.25)%

1.68%

1.68%

1.53%

—

6,438

Inverse OTC 2x Strategy Fund C-Class

December 31, 2006

18.80

(.29)

(1.36)

(1.65)

(.64)

—

(.64)

(2.29)

16.51

(8.69)%

2.44%

2.44%

2.60%

—

32,553

June 30, 2007Δ

16.51

.24

(2.67)

(2.43)

—

—

—

(2.43)

14.08

(14.72)%

2.46%**

2.46%**

3.09%**

—

31,481

December 31, 2004

26.15

(.38)

(6.21)

(6.59)

—

—

—

(6.59)

19.56

(25.20)%

2.45%

2.45%

(1.11)%

—

27,640

December 31, 2005

19.56

(.31)

(.10)

(.41)

(.35)

—

(.35)

(.76)

18.80

(2.00)%

2.40%

2.40%

0.81%

—

35,780

December 31, 2002

48.72

(1.13)

25.48

24.35

—

(1.99)

(1.99)

22.36

71.08

50.09%

2.50%

2.50%

(0.93)%

—

22,654

December 31, 2003

71.08

(.58)

(44.35)

(44.93)

—

—

—

(44.93)

26.15

(63.21)%

2.46%

2.46%

(1.37)%

—

38,597

Inverse OTC 2x Strategy Fund H-Class

December 31, 2006

19.43

(.15)

(1.43)

(1.58)

(.64)

—

(.64)

(2.22)

17.21

(8.05)%

1.69%

1.69%

3.35%

—

340,974

June 30, 2007Δ

17.21

.31

(2.78)

(2.47)

—

—

—

(2.47)

14.74

(14.35)%

1.71%**

1.71%**

3.83%**

—

273,592

December 31, 2004

26.59

(.20)

(6.34)

(6.54)

—

—

—

(6.54)

20.05

(24.60)%

1.70%

1.70%

(0.36)%

—

294,779

December 31, 2005

20.05

(.16)

(.11)

(.27)

(.35)

—

(.35)

(.62)

19.43

(1.25)%

1.66%

1.66%

1.55%

—

404,055

December 31, 2002

48.87

(.58)

25.41

24.83

—

(1.99)

(1.99)

22.84

71.71

50.92%

1.75%

1.75%

(0.13)%

—

299,375

December 31, 2003

71.71

(.31)

(44.81)

(45.12)

—

—

—

(45.12)

26.59

(62.92)%

1.71%

1.71%

(0.62)%

—

323,450

Dow 2x Strategy Fund A-Class

December 31, 2006

24.39

(.21)

7.58

7.37

(.20)

—

(.20)

7.17

31.56

30.21%

1.69%

1.69%

1.30%

341%

3,337

June 30, 2007Δ

31.56

.18

3.97

4.15

—

—

—

4.15

35.71

13.15%

1.74%**

1.74%**

1.10%**

137%

4,562

December 31, 2004*

22.72

(.05)

2.72

2.67

—

—

—

2.67

25.39

11.75%

1.56%**

1.56%**

0.33%**

796%

359

December 31, 2005

25.39

(.04)

(.92)

(.96)

(.01)

(.03)

(.04)

(1.00)

24.39

(3.78)%

1.67%

1.67%

0.94%

410%

1,522

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

AVERAGE NET ASSETS:

RATIOS TO

Net Realized

Net Increase

VALUE,

Investment

Unrealized

in Net Asset

from Net

from Net

(Decrease) in

VALUE,

Total

Investment

Portfolio

End of

NET ASSET

Net

and

(Decrease)

Distributions

Distributions

Net Increase

NET ASSET

Net

Net Assets,

Period Ended

OF PERIOD

(Loss)†

on Investments

from Operations

Income

Gains

Distributions

Value

PERIOD

Return†††

Expenses

Expenses

(Loss)

Rate

omitted)

BEGINNING

Income

Gains (Losses)

Value Resulting

Investment

Realized

Total

Net Asset

END OF

Investment

Total

Net

Income

Turnover

Period (000’s

June 30, 2007Δ

$30.91

$

.05

$

3.88

$

3.93

$

—

$

—

$

—

$

3.93

$34.84

12.71%

2.47%**

2.47%**

0.31%**

137%

$10,626

Dow 2x Strategy Fund C-Class

December 31, 2005

25.22

(.55)

(.57)

(1.12)

(.01)

(.03)

(.04)

(1.16)

24.06

(4.44)%

2.39%§

2.39%§

0.22%▲

410%

3,988

December 31, 2006

24.06

(.41)

7.46

7.05

(.20)

—

(.20)

6.85

30.91

29.29%

2.44%§

2.44%§

0.55%▲

341%

6,198

December 31, 2004*

25.00

(.30)

.52

.22

—

—

—

.22

25.22

0.88%

2.41%**§

2.41%**§   (0.52)%**▲    796%

4,368

June 30, 2007Δ

31.59

.19

3.97

4.16

—

—

—

4.16

35.75

13.17%

1.73%**

1.73%**

1.18%**

137%

44,067

Dow 2x Strategy Fund H-Class

December 31, 2006

24.40

(.21)

December 31, 2005

25.38

(.16)

(.78)

(.94)

(.01)

(.03)

(.04)

(.98)

24.40

(3.71)%

1.65%§

1.65%§

0.96%▲

410%

33,896

7.60

7.39

(.20)

—

(.20)

7.19

31.59

30.28%

1.69%§

1.69%§

1.30%▲

341%

57,132

December 31, 2004*

25.00

(.14)

.52

.38

—

—

—

.38

25.38

1.52%

1.65%**§

1.65%**§

0.24%**▲    796%

37,218

June 30, 2007Δ

35.38

.64

(4.48)

(3.84)

—

—

—

(3.84)

31.54

(10.85)%

1.70%**

1.70%**

3.83%**

—

4,550

Inverse Dow 2x Strategy Fund A-Class

December 31, 2006

45.63

(.31)

December 31, 2005

45.41

(.35)

.78

.43

(.07)

(.14)

(.21)

.22

45.63

0.94%

1.70%§

1.69%§

1.62%▲

—

1,177

(9.79)

(10.10)

(.15)

—

(.15)

(10.25)

35.38

(22.14)%

1.69%§

1.69%§

3.51%▲

—

3,534

December 31, 2004*

52.00

(.11)

(6.29)

(6.40)

—

(.19)

(.19)

(6.59)

45.41

(12.30)%

1.62%**§

1.62%**§   (0.31)%**▲

—

347

June 30, 2007Δ

34.60

.50

(4.36)

(3.86)

—

—

—

(3.86)

30.74

(11.16)%

2.45%**

2.45%**

3.08%**

—

5,492

Inverse Dow 2x Strategy Fund C-Class

December 31, 2006

44.95

(.60)

December 31, 2005

45.10

(.70)

.76

.06

(.07)

(.14)

(.21)

(.15)

44.95

0.12%

2.42%§

2.41%§

0.90%▲

—

1,907

(9.60)

(10.20)

(.15)

—

(.15)

(10.35)

34.60

(22.69)%

2.44%§

2.44%§

2.76%▲

—

4,572

December 31, 2004*

50.00

(.69)

(4.02)

(4.71)

—

(.19)

(.19)

(4.90)

45.10

(9.42)%

2.43%**§

2.43%**§   (1.12)%**▲

—

455

Inverse Dow 2x Strategy Fund H-Class

December 31, 2006

June 30, 2007Δ

35.38

.64

(4.47)

(3.83)

—

—

—

(3.83)

31.55

(10.83)%

1.70%**

1.70%**

3.83%**

—

52,553

December 31, 2005

45.41

(.35)

.78

.43

(.07)

(.14)

(.21)

.22

45.63

0.94%

1.67%§

1.66%§

1.65%▲

—

37,047

45.63

(.31)

(9.79)

(10.10)

(.15)

—

(.15)

(10.25)

35.38

(22.14)%

1.69%§

1.69%§

3.51%▲

—

59,603

December 31, 2004*

50.00

(.33)

(4.07)

(4.40)

—

(.19)

(.19)

(4.59)

45.41

(8.80)%

1.67%**§

1.67%**§   (0.36)%**▲

—

17,712

June 30, 2007Δ

27.99

.15

2.19

2.34

—

—

—

2.34

30.33

8.36%

1.72%**

1.72%**

1.01%**

455%

877

Russell 2000® 2x Strategy Fund A-Class

December 31, 2006*

25.00

.07

3.30

3.37

(.05)

(.33)

(.38)

2.99

27.99

13.49%

1.69%**

1.69%**

0.46%**

221%

595

June 30, 2007Δ

27.85

.04

2.16

2.20

—

—

—

2.20

30.05

7.90%

2.45%**

2.45%**

0.26%**

455%

2,506

Russell 2000® 2x Strategy Fund C-Class

December 31, 2006*

25.00

(.02)

3.25

3.23

(.05)

(.33)

(.38)

2.85

27.85

12.93%

2.44%**

2.44%**

(0.12)%**

221%

1,100

June 30, 2007Δ

28.00

.15

Russell 2000® 2x Strategy Fund H-Class

December 31, 2006*

25.00

.10

3.28

3.38

(.05)

(.33)

(.38)

3.00

28.00

13.53%

1.70%**

1.70%**

0.67%**

221%

60,668

2.19

2.34

—

—

—

2.34

30.34

8.36%

1.70%**

1.70%**

1.03%**

455%

59,841

June 30, 2007Δ

40.73

.66

(4.27)

(3.61)

—

—

—

(3.61)

37.12

(8.86)%

1.70%**

1.70%**

3.46%**

—

10,134

Inverse Russell 2000® 2x Strategy Fund A-Class

December 31, 2006*

50.00

.79

(9.49)

(8.70)

(.57)

—

(.57)

(9.27)

40.73

(17.39)%

1.76%**

1.76%**

3.15%**

—

9,138

June 30, 2007Δ

40.54

.49

(4.22)

(3.73)

—

—

—

(3.73)

36.81

(9.20)%

2.44%**

2.44%**

2.67%**

—

4,290

Inverse Russell 2000® 2x Strategy Fund C-Class

December 31, 2006*

50.00

.59

(9.48)

(8.89)

(.57)

—

(.57)

(9.46)

40.54

(17.77)%

2.43%**

2.43%**

2.13%**

—

1,605

June 30, 2007Δ

40.73

.66

(4.27)

(3.61)

—

—

—

(3.61)

37.12

(8.86)%

1.71%**

1.71%**

3.47%**

—

67,451

Inverse Russell 2000® 2x Strategy Fund H-Class

December 31, 2006*

50.00

.79

(9.49)

(8.70)

(.57)

—

(.57)

(9.27)

40.73

(17.39)%

1.69%**

1.69%**

2.90%**

—

54,584

FINANCIAL HIGHLIGHTS (concluded)

February 20, 2004 — Dow 2x Strategy Fund C-Class and H-Class and Inverse Dow 2x Strategy Fund C-Class and H-Class.

*

Since the commencement of operations:

Inverse Dow 2x Strategy Fund A-Class.

September 1, 2004 — S&P 500 2x Strategy Fund A-Class, Inverse S&P 500 2x Strategy Fund A-Class, OTC 2x Strategy Fund A-Class, Inverse OTC 2x Strategy Fund A-Class, Dow 2x Strategy Fund A-Class and

**

Annualized

May 31, 2006 — Russell 2000® 2x Strategy Fund, A-Class, C-Class, H-Class and Inverse Russell 2000® 2x Strategy Fund A-Class, C-Class, H-Class.

†

††

Per share amounts for period ended December 31, 2002 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

Calculated using the average daily shares outstanding for the year.

Δ

Unaudited

†††

Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

not reflect the income and expenses of the former Master Portfolios. This revision has no effect on the Fund's net asset value, per share value or total increase (decrease) in net assets from operations during any period — see note 10.

▲

Ratios represent combined net investment income of the Master Portfolio and Feeder Fund, and have been revised because ratios reported for the year ended December 31, 2006 and any preceding periods did

§

§§

Less than $.01 per share.

Expense ratios to average net assets include expenses of the corresponding Master Portfolio for the year ended December 31, 2006 and any preceding periods. — see note 10.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.

Organization and Significant Accounting Policies

on the valuation date for the afternoon NAV. Equity

Organization

securities listed on the NASDAQ market system are

The Rydex Dynamic Funds (the “Trust”) is registered

valued at the NASDAQ Official Closing Price, usually as

with the SEC under the Investment Company Act of

of 4:00 p.m., Eastern Time, on the valuation date. Listed

1940 (the “1940 Act”) as a non-diversified, open-ended

options held by the Trust are valued at their last bid

investment company, and is authorized to issue an

price. Over-the-counter options held by the Trust are

unlimited number of no par value shares. The Trust

valued using the average bid price obtained from one or

offers three classes of shares, A-Class Shares, C-Class

more security dealers. The value of futures contracts

Shares, and H-Class Shares. C-Class Shares have a 1%

purchased and sold by the Trust are accounted for using

Contingent Deferred Sales Charge (“CDSC”) if Shares

the unrealized gain or loss on the contracts that is

are redeemed within 12 months of purchase. Sales of

determined by marking the contracts to their current

shares of each Class are made without a sales charge at

realized settlement prices. Financial futures contracts are

the NAV, with the exception of A-Class Shares. A-Class

valued as of the spot price at 10:45 a.m., Eastern Time,

Shares are sold at the NAV, plus the applicable front-end

on the valuation date for the morning pricing cycle.

sales charge. The sales charge varies depending on the

Financial futures contracts are valued at the last quoted

amount of your purchase, but will not exceed 4.75%.

sales price, usually as of 4:00 p.m., Eastern Time, on the

A-Class Share purchases of $1 million or more have a

valuation date for the afternoon NAV cycle.

1% CDSC if Shares are redeemed within 18 months of

The value of domestic equity index swap agreements

purchase.

entered into by a Fund is accounted for using the

At June 30, 2007, the Trust consisted of eight separate

unrealized gain or loss on the agreements that is

Funds: the S&P 500 2x Strategy Fund, the Inverse S&P

determined by marking the agreements to the last

500 2x Strategy Fund, the OTC 2x Strategy Fund, the

quoted value of the index that the swap pertains to, at

Inverse OTC 2x Strategy Fund, the Dow 2x Strategy

10:45 a.m., Eastern Time, for the morning NAV, and at

Fund, the Inverse Dow 2x Strategy Fund, the Russell

the close of the NYSE, usually 4:00 p.m., Eastern Time,

2000® 2x Strategy Fund, and the Inverse Russell 2000®

for the afternoon NAV. The swap’s market value is then

and/or interest associated with the swap agreements.

2x Strategy Fund (the “Funds”).

adjusted to include dividends accrued, financing charges

Rydex Investments provides advisory, transfer agent and

administrative services, and accounting services to the

Investments, including structured notes, for which

Trust. Rydex Distributors, Inc. (the “Distributor”) acts as

market quotations are not readily available are valued at

principal underwriter for the Trust. Both, Rydex

fair value as determined in good faith by Rydex

Investments and Rydex Distributors, Inc., are affiliated

Investments under direction of the Board of Trustees

entities.

using methods established or ratified by the Board of

Trustees. These methods include, but are not limited to:

Significant Accounting Policies

(i) general information as to how these securities and

The following significant accounting policies are in

assets trade; (ii) in connection with futures contracts and

conformity with U.S. generally accepted accounting

options thereupon, and other derivative investments,

principles and are consistently followed by the Trust.

information as to how (a) these contracts and other

A. The Trust calculates a NAV twice each business day,

derivative investments trade in the futures or other

first in the morning and again in the afternoon. The

derivative markets, respectively, and (b) the securities

morning NAV is calculated at 10:45 a.m., Eastern Time,

underlying these contracts and other derivative

and the afternoon NAV is calculated at the close of the

investments trade in the cash market; and (iii) other

New York Stock Exchange (“NYSE”), usually 4:00 p.m.,

information and considerations, including current values

Eastern Time. The NAV is calculated using the current

in related markets.

market value of each Fund’s total assets, as of the

C. Securities transactions are recorded on the trade date

respective time of calculation. These financial statements

for financial reporting purposes. Realized gains and

are based on the June 30, 2007 afternoon NAV.

losses from securities transactions are recorded using

B. All equity securities for the morning NAV are valued

the identified cost basis. Proceeds from lawsuits related

the respective Fund. Dividend income is recorded on the

at the current sales price as of 10:45 a.m., Eastern Time,

to investment holdings are recorded as realized gains in

on the valuation date. Equity securities listed on an

exchange (NYSE or American Stock Exchange) are

ex-dividend date, net of applicable taxes withheld by

valued at the last quoted sales price as of the close of

foreign countries. Interest income, including amortization

business on the NYSE, usually 4:00 p.m., Eastern Time,

of premiums and accretion of discount, is accrued on a

daily basis.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

D. Distributions of net investment income and net

Upon entering into a contract, a Fund deposits and

realized capital gains are recorded on the ex-dividend

maintains as collateral such initial margin as required by

date and are determined in accordance with income tax

the exchange on which the transaction is effected.

regulations, which may differ from U.S. generally

Pursuant to the contract, the Fund agrees to receive

accepted accounting principles. These differences are

from or pay to the broker an amount of cash equal to

primarily due to differing treatments for items such as

the daily fluctuation in value of the contract. Such

deferral of wash sales and post-October losses and

receipts or payments are known as variation margin and

regulated futures contracts and options. Net investment

are recorded by the Fund as unrealized gains or losses.

income and loss, net realized gains and losses, and net

When the contract is closed, the Fund records a realized

assets are not affected by these differences.

gain or loss equal to the difference between the value of

E. When a Fund engages in a short sale, an amount

the contract at the time it was opened and the value at

equal to the proceeds is reflected as an asset and an

the time it was closed.

equivalent liability. The amount of the liability is

H. The Trust may enter into domestic equity index swap

subsequently marked-to-market to reflect the market

agreements, which are over-the-counter contracts in

value of the short sale. The Fund maintains a segregated

which one party agrees to make periodic payments

account of cash and/or securities as collateral for short

based on the change in market value of a specified

sales. The Fund is exposed to market risk based on the

equity security, basket of equity securities, equity index,

amount, if any, that the market value of the security

or domestic currency index, in return for periodic

exceeds the market value of the securities in the

payments based on a fixed or variable interest rate or

segregated account. Fees, if any, paid to brokers to

the change in market value of a different equity security,

borrow securities in connection with short sales are

basket of equity securities, equity index, or domestic

considered part of the cost of short sale transactions. In

currency index. Swap agreements are used to obtain

addition, the Fund must pay out the dividend rate of the

exposure to an equity or market without owning or

equity or coupon rate of the treasury obligation to the

taking physical custody of securities. Domestic equity

lender and records this as an expense.

index swap agreements are marked-to-market daily

F. Upon the purchase of an option by a Fund, the

based upon quotations from market makers and the

premium paid is recorded as an investment, the value of

change, if any, is recorded as unrealized gain or loss.

which is marked-to-market daily. When a purchased

Payments received or made as a result of a domestic

option expires, that Fund will realize a loss in the

equity index swap agreement or terminations of the

amount of the cost of the option. When a Fund enters

agreement are recognized as realized gains or losses.

into a closing sale transaction, that Fund will realize a

I. The Trust may invest in structured notes, which are

gain or loss depending on whether the proceeds from

over-the-counter contracts linked to the performance of

the closing sale transaction are greater or less than the

an underlying benchmark such as interest rates, equity

cost of the option. When a Fund exercises a put option,

markets, equity indices, commodities indices, corporate

that Fund will realize a gain or loss from the sale of the

credits or foreign exchange markets. A structured note is

underlying security and the proceeds from such sale will

a type of bond in which an issuer borrows money from

be decreased by the premium originally paid. When a

investors and pays back the principal, adjusted for

Fund exercises a call option, the cost of the security

performance of the underlying benchmark, at a specified

purchased by that Fund upon exercise will be increased

maturity date. In addition, the contract may require

by the premium originally paid. When a Fund writes

periodic interest payments. Structured notes are used to

(sells) an option, an amount equal to the premium

obtain exposure to a market without owning or taking

received is entered in that Fund's accounting records as

physical custody of securities or commodities. Fluctuations

an asset and equivalent liability. The amount of the

in value of the structured notes are recorded as unrealized

liability is subsequently marked-to-market to reflect the

gains and losses in the accompanying financial

current value of the option written. When a written

statements. Net payments are recorded as net realized

option expires, or if a Fund enters into a closing

gains/losses.

purchase transaction, that Fund realizes a gain (or loss if

J. The Trust may enter into forward currency contracts

the cost of a closing purchase transaction exceeds the

primarily to hedge against foreign currency exchange

premium received when the option was sold).

rate risks on its non-U.S. dollar denominated investment

G. The Trust may enter into stock index futures contracts

securities. When entering into a forward currency

and options on such futures contracts. Futures contracts

contract, a Fund agrees to receive or deliver a fixed

are contracts for delayed delivery of securities at a

quantity of foreign currency for an agreed-upon price on

specified future delivery date and at a specific price.

an agreed future date. These contracts are valued daily

44

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and the corresponding unrealized gain or loss on the

to varying degrees, elements of market risk and risks in

contracts, as measured by the difference between the

excess of the amounts recognized in the Statements of

forward foreign exchange rates at the dates of entry into

Assets and Liabilities.

the contracts and the forward rates at the reporting

Throughout the normal course of business, the

date, is included in the Statement of Assets and

Funds enter into contracts that contain a variety of

Liabilities. Realized and unrealized gains and losses are

included in the Statement of Operations.

representations and warranties which provide general

indemnifications. The Funds’ maximum exposure under

K. The Funds may also purchase American Depository

these arrangements is unknown, as this would involve

Receipts, U.S. Government securities, and enter into

future claims that may be made against the Funds

repurchase agreements.

and/or their affiliates that have not yet occurred.

L. The Funds may leave cash overnight in their cash

However, based on experience, the Funds expect the

account with the custodian, U.S. Bank. Periodically, a

risk of loss to be remote.

Fund may have cash due to custodian bank as an

The risk associated with purchasing options is limited to

overdraft balance. A fee is incurred on this overdraft,

the premium originally paid. The risk in writing a covered

calculated by multiplying the overdraft by a rate based

call option is that a Fund may forego the opportunity for

on the federal funds rate. Segregated cash with the

profit if the market price of the underlying security

broker is held as collateral for investments in derivative

increases and the option is exercised. The risk in writing

instruments such as futures contracts and equity index

a covered put option is that a Fund may incur a loss if

swap agreements.

the market price of the underlying security decreases

M. Certain U.S. Government and Agency Obligations are

and the option is exercised. In addition, there is the risk

traded on a discount basis; the interest rates shown on

that a Fund may not be able to enter into a closing

the Schedules of Investments reflect the discount rates

transaction because of an illiquid secondary market or,

paid at the time of purchase by the Fund. Other

for over-the-counter options, because of the

securities bear interest at rates shown, payable at fixed

counterparty’s inability to perform.

dates through maturity.

There are several risks in connection with the use of

N. Interest and dividend income, most expenses, all

futures contracts. Risks may be caused by an imperfect

realized gains and losses, and all unrealized gains and

correlation between movements in the price of the

losses of the Funds are allocated to the Classes of the

instruments and the price of the underlying securities. In

Funds based upon the value of the outstanding shares in

addition, there is the risk that a Fund may not be able to

each Class. Certain costs, such as distribution fees

enter into a closing transaction because of an illiquid

relating to A-Class Shares and H-Class Shares and service

secondary market.

and distribution fees related to C-Class Shares, are

There are several risks associated with the use of

charged directly to specific Classes. In addition, certain

structured notes. Structured securities are leveraged,

expenses have been allocated to the individual Funds in

thereby providing an exposure to the underlying

the Trust on a pro rata basis upon the respective

benchmark of three times the face amount and

aggregate net assets of each Fund included in the Trust.

increasing the volatility of each note relative to the

O. The preparation of financial statements in conformity

change in the underlying linked financial instrument. A

with U.S. generally accepted accounting principles

highly liquid secondary market may not exist for the

requires management to make estimates and

structured notes a Fund invests in, which may make it

assumptions that affect the reported amount of assets

difficult for that Fund to sell the structured notes it holds and liabilities and disclosure of contingent assets and

at an acceptable price or to accurately value them. In

liabilities at the date of the financial statements and the

addition, structured notes are subject to the risk that the

reported amounts of revenues and expenses during the

counterparty to the instrument, or issuer, might not pay

reporting period. Actual results could differ from these

interest when due or repay principal at maturity of the

estimates.

obligation. Although the Trust will not invest in any

structured notes unless Rydex Investments believes that

2.

Financial Instruments

the issuer is creditworthy, a Fund does bear the risk of

As part of its investment strategy, the Trust may utilize a

loss of the amount expected to be received in the event

variety of derivative instruments, including options,

of the default or bankruptcy of the issuer.

futures, options on futures, structured notes, swap

There are several risks associated with the use of swap

agreements and short sales. These investments involve,

agreements that are different from those associated with

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ordinary portfolio securities transactions. Swap

The risks inherent in the use of options, futures

agreements may be considered to be illiquid. Although

contracts, options on futures contracts, structured notes,

the Trust will not enter into any swap agreement unless

swap agreements, as well as short sales of securities,

Rydex Investments believes that the other party to the

include i) adverse changes in the value of such

transaction is creditworthy, the Funds bear the risk of

instruments; ii) imperfect correlation between the price

loss of the amount expected to be received under a

of the instruments and movements in the price of the

swap agreement in the event of the default or

underlying securities, indices, or futures contracts; iii) the bankruptcy of the agreement counterparty.

possible absence of a liquid secondary market for any

There are several risks associated with credit default

particular instrument at any time; and iv) the potential

swaps. Credit default swaps involve the exchange of a

of counterparty default. The Trust has established strict

fixed-rate premium for protection against the loss in

counterparty credit guidelines and enters into trans-

value of an underlying debt instrument in the event of a

actions only with financial institutions of investment

defined credit event (such as payment default or

grade or better.

bankruptcy). Under the terms of the swap, one party acts

3.

Fees And Other Transactions With Affiliates

as a “guarantor,” receiving a periodic payment that is a

Under the terms of an investment advisory contract, the

fixed percentage applied to a notional principal amount.

Trust pays Rydex Investments investment advisory fees

In return, the party agrees to purchase the notional

calculated at an annualized rate of 0.90% of the average

amount of the underlying instrument, at par, if a credit

daily net assets of each of the Funds.

Rydex Investments provides transfer agent and

event occurs during the term of the swap. A Fund may

enter into credit default swaps, in which that Fund or its

counterparty acts as guarantor. By acting as the

administrative services to the Funds for fees calculated

guarantor of a swap, that Fund assumes the market and

at an annualized rate of 0.25% of the average daily net

credit risk of the underlying instrument, including

assets of each of the Funds. Rydex Investments also

calculated at an annualized rate of 0.15% of the average

liquidity and loss of value.

provides accounting services to the Trust for fees

Short sales are transactions in which a Fund sells a

daily net assets of each Fund.

Rydex Investments engages external service providers to

security it does not own. If the security sold short goes

down in price between the time the Fund sells the

security and closes its short position, that Fund will

perform other necessary services to the Trust, such as

realize a gain on the transaction. Conversely, if the

accounting and auditing services, legal services, printing

security goes up in price during the period, that Fund

and mailing, etc. on a pass-through basis. Such expenses

will realize a loss on the transaction. The risk of such

vary from Fund to Fund and are allocated to the Funds

price increases is the principal risk of engaging in short

based on relative net assets. Organizational and setup

sales. Short dividends or interest expense is a cost

costs for new Funds are paid by the Trust.

associated with the investment objective of short sales

The Trust has adopted a Distribution Plan applicable to

transactions, rather than an operational cost associated

A-Class Shares and H-Class Shares for which the

with the day-to-day management of any mutual fund.

Distributor and other firms that provide distribution

In conjunction with the use of options, futures, options

and/or shareholder services (“Service Providers”) may

on futures, swap agreements, as well as short sales of

receive compensation. If a Service Provider provides

securities, the Funds are required to maintain collateral

distribution services, the Funds will pay distribution fees

in various forms. The Funds use, where appropriate,

to the Distributor at an annual rate not to exceed 0.25%

depending on the financial instrument utilized and the

of average daily net assets, pursuant to Rule 12b-1 of

broker involved, margin deposits at the broker, cash

the 1940 Act. The Distributor will, in turn, pay the

and/or securities segregated at the custodian bank,

Service Provider out of its fees. The Distributor may, at

discount notes, or the repurchase agreements allocated

its discretion, retain a portion of such payments to

to each Fund.

compensate itself for distribution services.

46

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor.

The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.

During the period ended June 30, 2007, the Distributor retained sales charges of $108,261 relating to sales of A-Class

Shares of the Trust.

Certain officers and trustees of the Trust are also officers of the Distributor.

4.

Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.

Therefore, no Federal income tax provision has been recorded.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses,

and excise tax regulations.

Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current year, the expiration of capital loss carryforward amounts, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

At June 30, 2007, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax

Tax Unrealized

Tax Unrealized

Net Unrealized

Fund

Cost

Gain

Loss

Gain (Loss)

S&P 500 2x Strategy Fund

$287,862,844

$101,247,048

$(774,580)

$100,472,468

Inverse S&P 500 2x Strategy Fund

228,579,985

—

(18,698)

(18,698)

OTC 2x Strategy Fund

253,743,665

132,165,824

(588,215)

131,577,609

Inverse OTC 2x Strategy Fund

310,964,475

—

(27,240)

(27,240)

Dow 2x Strategy Fund

52,943,093

8,261,622

—

8,261,622

Inverse Dow 2x Strategy Fund

62,874,623

—

—

—

Russell 2000® 2x Strategy Fund

73,617,370

1,684,938

(373,515)

1,311,423

Inverse Russell 2000® 2x Strategy Fund

72,750,183

—

—

—

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

5.

Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of other series of the Trust. The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Trust’s custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreements at maturity. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

The repurchase agreements executed by the joint account and outstanding as of June 30, 2007, were as follows:

Counterparty

Terms of Agreement

Face Value

Market Value

Repurchase Price

UBS Financial Services, Inc.

Credit Suisse Group

4.29% due 07/02/07

$322,531,687

$322,531,687

$322,646,992

Lehman Brothers Holdings, Inc.

4.45% due 07/02/07

85,599,683

85,599,683

85,631,426

4.15% due 07/02/07

54,916,147

54,916,147

54,935,139

$463,047,517

$463,213,557

As of June 30, 2007, the collateral for the repurchase agreements in the joint account was as follows:

Security Type

Maturity Dates

Range of Rates

Par Value

Market Value

U.S. Treasury Notes

TIP Notes

01/15/08 - 07/15/16

02/15/02 - 12/31/11

0.875% - 3.625%

3.000% - 4.625%

$230,235,000

$221,860,609

219,088,000

250,453,083

$472,313,692

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6.

Securities Transactions

During the period ended June 30, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

S&P 500

S&P 500

OTC

Inverse

Inverse

2x Strategy

2x Strategy

2x Strategy

2x Strategy

OTC

Fund

Fund

Fund

Fund

Purchases

Sales

$

$

56,560,135

72,658,339

$

$

—

—

$251,966,840

$214,849,166

$

$

—

—

Inverse

Inverse

2x Strategy

2x Strategy

2x Strategy

2x Strategy

Dow

Dow

Russell 2000®

Russell 2000®

Fund

Fund

Fund

Fund

Purchases

Sales

$

$

60,969,697

54,272,337

$

$

—

—

$143,297,568

$139,287,838

$

$

—

—

48

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

7.

Share Transactions

The Trust is authorized to distibute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

Shares Purchased

Dividend Reinvestment

Purchased Through

Shares Redeemed

Net Shares Purchased

(Redeemed)

Period Ended

Year Ended

June 30,

December 31,

Period Ended

June 30,

Year Ended

Period Ended

Year Ended

Period Ended

Year Ended

2007†

2006

2007†

December 31,

2006

June 30,

December 31,

June 30,

December 31,

2007†

2006

2007†

2006

S&P 500 2x Strategy Fund

A-Class

C-Class

1,043,534

251,995

3,936,537

541,212

—

3,859

(197,886)

(333,743)

54,109

211,328

H-Class

30,697,771

57,067,513

—

—

81,188

21,064

(30,980,019)

(1,347,505)

(59,062,000)

(4,370,111)

(303,971)

(412,510)

(282,248)

(1,913,299)

Inverse S&P 500 2x Strategy Fund

A-Class

C-Class

1,382,140

410,475

908,116

—

12,258

(272,619)

(629,194)

137,856

291,180

H-Class

39,152,368

73,888,350

—

245,429

(39,647,162)

(73,679,730)

(494,794)

454,049

3,829,089

—

34,192

(1,058,776)

(3,661,674)

323,364

201,607

OTC 2x Strategy Fund

A-Class

353,533

961,635

—

—

(249,931)

(744,905)

103,602

216,730

C-Class

H-Class

198,942,906

3,054,446

420,793,674

13,179,485

—

—

—

—

(199,697,240)

(3,671,830)

(432,982,645)

(13,918,433)

(617,384)

(738,948)

(754,334)

(12,188,971)

Inverse OTC 2x Strategy Fund

A-Class

499,482

1,335,960

—

13,820

(384,922)

(1,217,419)

114,560

132,361

C-Class

H-Class

263,225,639

4,545,728

330,035,851

11,009,524

—

—

652,396

62,037

(264,466,938)

(4,281,285)

(331,676,906)

(11,003,275)

(1,241,299)

264,443

(988,659)

68,286

Dow 2x Strategy Fund

A-Class

145,826

204,108

—

442

(123,806)

(161,229)

22,020

43,321

C-Class

H-Class

22,950,692

961,732

40,831,638

1,860,026

—

—

8,583

1,147

(23,526,480)

(857,260)

(40,420,698)

(1,826,335)

104,472

34,838

(575,788)

419,523

Inverse Dow 2x Strategy Fund

A-Class

C-Class

136,650

422,131

218,318

504,374

—

—

369

525

(375,601)

(92,278)

(144,587)

(415,207)

44,372

46,530

74,100

89,692

H-Class

18,023,898

29,224,637

—

8,053

(18,042,549)

(28,360,111)

(18,651)

872,579

Russell 2000® 2x Strategy Fund

A-Class

43,179

78,195*

—

678*

(35,524)

(57,622) *

7,655

21,251*

C-Class

H-Class

49,761,105

602,333

37,519,758*

1,395,149*

—

—

17,128*

1,576*

(49,955,554)

(558,447)

(35,370,181)*

(1,357,233) *

(194,449)

43,886

2,166,705*

39,492*

Inverse Russell 2000® 2x Strategy Fund

C-Class

613,258

514,830*

—

501*

(536,308)

(475,746)*

76,950

39,585*

A-Class

220,666

245,495*

—

919*

(172,031)

(22,037)*

48,635

224,377*

H-Class

39,106,050

21,417,963*

—

18,817*

(38,629,107)

(20,096,524)*

476,943

1,340,256*

*

Since the commencement of operations: May 31, 2006.

†

Unaudited

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

8.

Portfolio Securities Loaned

The Trust may lend its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust’s collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust’s securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2007, the pooled cash collateral investments consisted of mutual funds (93.12%) and repurchase agreements (6.88%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

Shares

Market Value

MUTUAL FUND

93.12%

Mount Vernon Securities Lending Trust

1,372,656,479

$1,372,656,479

TOTAL

$1,372,656,479

Cost

Market Value

Repurchase Date

REPURCHASE AGREEMENT

6.88%

Rate

5.30%

Goldman Sachs

$101,375,000

$101,375,000

07/02/07

TOTAL

$101,375,000

100.000%

GRAND TOTAL

$1,474,031,479

As of June 30, 2007, the collateral for the repurchase agreements in the joint account was as follows:

Range of Rates

Security Type

Current Par Value

Market Value

Maturity

0.00% - 5.77%

Federal Mortgage Backed Securities

$253,667,698

$103,402,500

09/15/28 - 04/15/37

$103,402,500

At June 30, 2007, the following Funds participated in securities lending and received cash collateral:

Cash

Value of

Fund

Collateral

Securities

Loaned

S&P 500 2x Strategy Fund

$26,818,933

OTC 2x Strategy Fund

44,594,958

$25,951,313

Dow 2x Strategy Fund

4,675,002

42,837,246

Russell 2000® 2x Strategy Fund

10,199,912

4,539,195

9,778,816

50

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

9.

New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for

Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized,

measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are

“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-

likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as a fund’s last net asset value calculation in the first required financial statement reporting period. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 (“FAS 157”) Fair Value

Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds’ financial statements.

10. Dissolution of the Master/Feeder Arrangement

Effective 01/01/07, the Dynamic S&P 500 Master Portfolio, the Inverse Dynamic S&P 500 Master Portfolio, the Dynamic

OTC Master Portfolio, the Inverse Dynamic OTC Master Portfolio, the Dynamic Dow Master Portfolio, the Inverse Dynamic

Dow Master Portfolio, the Dynamic S&P 500 Fund, the Inverse Dynamic S&P 500 Fund, the Dynamic OTC Fund, the

Inverse Dynamic OTC Fund, the Dynamic Dow Fund and the Inverse Dynamic Dow Fund ceased operations under the

Master-Feeder Arrangement. The Master Portfolios and corresponding Feeder Funds were consolidated into the existing

Funds, leaving the S&P 500 2x Strategy Fund, the Inverse S&P 500 2x Strategy Fund, the OTC 2x Strategy Fund, the

Inverse OTC 2x Strategy Fund, the Dow 2x Strategy Fund and the Inverse Dow 2x Strategy Fund. As a result of the Master-

Feeder dissolution, the Trust now consists of only eight Funds. All other fund operations will continue unchanged. There was no change in the aggregate market value of the outstanding shares, nor in the NAV of the Funds as a result of this transaction.

The following table represents the Net Investment Income of the Funds as previously reported and as revised in the

Financial Highlights of this report.

Investment

Investment

Investment

Feeder Net

Master Net

Combined Net

Loss

Income

Income (Loss)

Fund

(Previously Reported)

(Previously Reported)

(Revised)

S&P 500 2x Strategy Fund A-Class

December 31, 2006

(0.75)%

1.38%

0.63%

December 31, 2005

(0.76)%

1.18%

0.42%

December 31, 2004

(0.68)%

0.95%

0.27%

S&P 500 2x Strategy Fund C-Class

December 31, 2006

(1.52)%

1.38%

(0.14)%

December 31, 2005

(1.48)%

1.18%

(0.30)%

December 31, 2004

(1.52)%

0.95%

(0.57)%

December 31, 2003

(1.52)%

0.59%

(0.93)%

December 31, 2002

(1.56)%

0.64%

(0.92)%

S&P 500 2x Strategy Fund H-Class

December 31, 2006

(0.77)%

1.38%

0.61%

December 31, 2005

(0.73)%

1.18%

0.45%

December 31, 2004

(0.77)%

0.95%

0.18%

December 31, 2003

(0.77)%

0.59%

(0.18)%

December 31, 2002

(0.81)%

0.64%

(0.17)%

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Feeder Net

Master Net

Combined Net

Loss

Income (Loss)

Income (Loss)

Investment

Investment

Investment

Fund

(Previously Reported)

(Previously Reported)

(Revised)

Inverse S&P 500 2x Strategy Fund A-Class

December 31, 2006

(0.76)%

4.18%

3.42%

December 31, 2005

(0.75)%

2.29%

1.54%

December 31, 2004

(0.72)%

0.35%

(0.37)%

Inverse S&P 500 2x Strategy Fund C-Class

December 31, 2006

(1.51)%

4.18%

2.67%

December 31, 2005

(1.48)%

2.29%

0.81%

December 31, 2004

(1.52)%

0.35%

(1.17)%

December 31, 2003

(1.52)%

0.05%

(1.47)%

December 31, 2002

(1.49)%

0.52%

(0.97)%

Inverse S&P 500 2x Strategy Fund H-Class

December 31, 2006

(0.77)%

4.18%

3.41%

December 31, 2005

(0.74)%

2.29%

1.55%

December 31, 2004

(0.77)%

0.35%

(0.42)%

December 31, 2003

(0.77)%

0.05%

(0.72)%

December 31, 2002

(0.81)%

0.52%

(0.29)%

OTC 2x Strategy Fund A-Class

December 31, 2006

(0.77)%

0.12%

(0.65)%

December 31, 2005

(0.74)%

(0.01)%

(0.75)%

December 31, 2004

(0.65)%

0.44%

(0.21)%

OTC 2x Strategy Fund C-Class

December 31, 2006

(1.51)%

0.12%

(1.39)%

December 31, 2005

(1.48)%

(0.01)%

(1.49)%

December 31, 2004

(1.51)%

0.44%

(1.07)%

December 31, 2003

(1.52)%

(0.50)%

(2.02)%

December 31, 2002

(1.54)%

(0.27)%

(1.81)%

OTC 2x Strategy Fund H-Class

December 31, 2006

(0.77)%

0.12%

(0.65)%

December 31, 2005

(0.73)%

(0.01)%

(0.74)%

December 31, 2004

(0.76)%

0.44%

(0.32)%

December 31, 2003

(0.77)%

(0.50)%

(1.27)%

December 31, 2002

(0.81)%

(0.27)%

(1.08)%

Inverse OTC 2x Strategy Fund A-Class

December 31, 2006

(0.77)%

4.12%

3.35%

December 31, 2005

(0.76)%

2.29%

1.53%

December 31, 2004

(0.61)%

0.41%

(0.20)%

Inverse OTC 2x Strategy Fund C-Class

December 31, 2006

(1.52)%

4.12%

2.60%

December 31, 2005

(1.48)%

2.29%

0.81%

December 31, 2004

(1.52)%

0.41%

(1.11)%

December 31, 2003

(1.52)%

0.15%

(1.37)%

December 31, 2002

(1.60)%

0.67%

(0.93)%

Inverse OTC 2x Strategy Fund H-Class

December 31, 2006

(0.77)%

4.12%

3.35%

December 31, 2005

(0.74)%

2.29%

1.55%

December 31, 2004

(0.77)%

0.41%

(0.36)%

December 31, 2003

(0.77)%

0.15%

(0.62)%

December 31, 2002

(0.80)%

0.67%

(0.13)%

Dow 2x Strategy Fund A-Class

December 31, 2006

(0.77)%

2.07%

1.30%

December 31, 2005

(0.75)%(1)

1.69%

0.94%

December 31, 2004

(0.63)%

0.96%

0.33%

52

|

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

Feeder Net

Investment

Investment

Investment

Master Net

Combined Net

Loss

Income

Income (Loss)

Fund

(Previously Reported)

(Previously Reported)

(Revised)

Dow 2x Strategy Fund C-Class

December 31, 2006

(1.52)%

2.07%

0.55%

December 31, 2005

(1.47)%(1)

1.69%

0.22%

December 31, 2004

(1.48)%

0.96%

(0.52)%

Dow 2x Strategy Fund H-Class

December 31, 2006

(0.77)%

2.07%

1.30%

December 31, 2005

(0.73)%(1)

1.69%

0.96%

December 31, 2004

(0.72)%

0.96%

0.24%

Inverse Dow 2x Strategy Fund A-Class

December 31, 2006

(0.77)%

4.28%

3.51%

December 31, 2005

(0.77)%

2.39%

1.62%

December 31, 2004

(0.69)%

0.38%

(0.31)%

Inverse Dow 2x Strategy Fund C-Class

December 31, 2006

(1.52)%

4.28%

2.76%

December 31, 2005

(1.49)%

2.39%

0.90%

December 31, 2004

(1.50)%

0.38%

(1.12)%

Inverse Dow 2x Strategy Fund H-Class

December 31, 2006

(0.77)%

4.28%

3.51%

December 31, 2005

(0.74)%

2.39%

1.65%

December 31, 2004

(0.74)%

0.38%

(0.36)%

(1) The Dow 2x Strategy Fund has restated its ratio of net investment income to average net assets in the financial highlights in order to reflect value, per share value, expense ratios, and total increase (decrease) in net assets from operations during any period.

the reclassification of income distribution from the Master Portfolio. This restatement has no effect on the Dow 2x Strategy Fund’s net asset

11. Acquisition of Rydex Investments and the Distributor

On June 28, 2007, Rydex NV, Inc. and Security Benefit Corporation (“Security Benefit”) entered into an agreement pursuant to which Rydex Investments, together with several other Rydex entities, will be acquired by Security Benefit, a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education,

government, institutional, and qualified plan markets (the “Transaction”). Upon completion of the Transaction, Rydex

Investments and the Distributor will be wholly-owned subsidiaries of Security Benefit. While the Transaction will have no material impact on the Funds or their shareholders, it will result in a change of control of Rydex Investments, which in turn will cause the termination of the investment advisory agreement between Rydex Investments and the Funds.

As a result, a Special Meeting of Shareholders (the “Meeting”) of the Funds will be scheduled for the purpose of asking shareholders of record on August 6, 2007, to approve a new investment advisory agreement between Rydex Investments and the Funds under substantially the same terms as the previous investment advisory agreement (the “New Agreement”).

If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the 4th Quarter of 2007. Shareholders of the Funds will receive additional, and more detailed,

information about the Transaction and the approval of the New Agreement, including the date of the Meeting, as that information becomes available.

The Transaction will have no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex

Investments under the New Agreement, or the persons responsible for the management of the Funds. Thus, the

Transaction should have no impact on the Funds’ shareholders.

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

|

53

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on

Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public

Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

54

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and

Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

Length of Service

Name, Position and

As Trustee

Number of

––––––––––––––––––––––

Year of Birth

–––––––––––––––––––––––––––

(Year Began)

––––––––––––––––––––––––

Funds Overseen

Carl G. Verboncoeur*

Rydex Series Funds – 2004

140

Trustee, President (1952)

Rydex Variable Trust – 2004

Rydex Dynamic Funds – 2004

Rydex ETF Trust – 2004

Principal Occupations During Past Five Years: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005

to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

Michael P. Byrum*

Rydex Series Funds – 2005

140

Trustee, Vice President (1970)

Rydex Variable Trust – 2005

Rydex Dynamic Funds – 2005

Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of

Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic

Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners

SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and

Rydex Distributors, Inc. (2003 to 2004)

INDEPENDENT TRUSTEES

Length of Service

Name, Position and

As Trustee

Number of

––––––––––––––––––––––

Year of Birth

–––––––––––––––––––––––––––

(Year Began)

––––––––––––––––––––––––

Funds Overseen

John O. Demaret

Rydex Series Funds – 1997

132

Trustee, Chairman of the

Rydex Variable Trust – 1998

Board (1940)

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour

Rydex Series Funds – 1993

132

Trustee (1945)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management

Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield

Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton

Rydex Series Funds – 1995

132

Trustee (1941)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Length of Service

Name, Position and

As Trustee

Number of

––––––––––––––––––––––

Year of Birth

–––––––––––––––––––––––––––

(Year Began)

––––––––––––––––––––––––

Funds Overseen

Werner E. Keller

Rydex Series Funds – 2005

132

Trustee (1940)

Rydex Variable Trust – 2005

Rydex Dynamic Funds – 2005

Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.

Rydex Series Funds – 2005

132

Trustee (1960)

Rydex Variable Trust – 2005

Rydex Dynamic Funds – 2005

Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville

Rydex Series Funds – 1997

132

Trustee (1942)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers

Rydex Series Funds – 1993

132

Trustee (1944)

Rydex Variable Trust – 1998

Rydex Dynamic Funds – 1999

Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and

Principal Occupations

––––––––––––––––––––––

Year of Birth

–––––––––––––––––––––––––––––––––––––––––––––––––––––––––

During Past Five Years

Nick Bonos*

Chief Financial Officer of Rydex Specialized Products, LLC (2005 to

Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust

Vice President and Treasurer (1963)

present); Vice President and Treasurer of Rydex Series Funds,

(2003 to present); Vice President and Treasurer of Rydex Capital

(2003 to present); Senior Vice President of Rydex Investments

Partners SPhinX Fund (2003 to 2006); Vice President of Accounting

of Rydex Investments (2000 to 2003)

Joanna M. Haigney*

Chief Compliance Officer of Rydex Series Funds, Rydex Variable

Chief Compliance Officer and

Trust, and Rydex Dynamic Funds (2004 to present); Secretary of

Secretary (1966)

Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic

Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments

(2000 to present); Secretary of Rydex Capital Partners SPhinX

Fund (2003 to 2006)

Joseph Arruda*

Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust,

Assistant Treasurer (1966)

Rydex Dynamic Funds, Rydex ETF Trust (2006); Vice President of

Rydex Investments (2004 to present); Director of Accounting of

Rydex Investments (2003 to 2004); Vice President of Mutual Funds,

State Street Bank & Trust (2000 to 2003)

Paula Billos*

Controller of Rydex Series Funds, Rydex Variable Trust, Rydex

Controller (1974)

Dynamic Funds, Rydex ETF Trust (2006 to present); Director of

Fund Administration of Rydex Investments (2001 to present)

as this person is affiliated with the Advisor.

*

Officers of the Fund are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch

56

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THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

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9601 Blackwell Road, Suite 500

Rockville, MD 20850

www.rydexinvestments.com

800-820-0888

DYN-SEMI-0607X1207

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company

and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

Based on their evaluation on September 7, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”)

believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the

Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the

Trust, to record, process, summarize, and report the subject matter contained in this Report.

There was no fraud, whether or not material, involving officers or employees of RI, RD or the

Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and

Treasurer.

(b)

There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer

(principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR

270.30a-2(a)) are attached.

(b)

A certification by the registrant’s President (principal executive officer) and Treasurer

(principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)

CERTIFICATION

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations,

changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940) and internal control over financial reporting (as defined in

Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 7, 2007

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur,

President

EX.-12(a)(2)(ii)

CERTIFICATION

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations,

changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940) and internal control over financial reporting (as defined in

Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 7, 2007

/s/ Nick Bonos

Nick Bonos,

Vice President and Treasurer

EX. 12(b)(i)

CERTIFICATION

I, Carl G. Verboncoeur, President of Rydex Dynamic Funds (the “Trust”), certify that:

1.

The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

A signed original of this written statement required by Section 906 has been provided to the

Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Dated: September 7, 2007

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur,

President

EX. 12(b)(ii)

CERTIFICATION

I, Nick Bonos, Vice President and Treasurer of Rydex Dynamic Funds (the “Trust”), certify that:

1.

The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

A signed original of this written statement required by Section 906 has been provided to the

Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Dated: September 7, 2007

/s/ Nick Bonos

Nick Bonos,

Vice President and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Rydex Dynamic Funds

By (Signature and Title)*

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date

September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur, President

Date

September 7, 2007

By (Signature and Title)*

/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date

September 7, 2007

* Print the name and title of each signing officer under his or her signature.